UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Annual report for the year ended December 31, 2022

Invest in a balanced
fund that has stood
the test of time

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Refer to page 4 for Class F-2 and Class A share results with relevant sales charges deducted and fund expenses. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2022, was 1.93% for Class F-2 shares and 1.62% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rate as of that date was 1.89% for Class F-2 shares and 1.58% for Class A shares. Both Class A share values reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

48	Financial statements

77	Board of trustees and other officers

Fellow investors:

Stock and bond markets had a particularly challenging year in 2022 as central banks across the globe swooped into action to battle soaring inflation. Amid rising interest rates, lingering disruptions from the COVID-19 pandemic and Russia’s invasion of Ukraine, investors were left with few places to hide. The traditional relationship between equities and fixed income broke down, as both asset classes sold off together. In fact, 2022 was only the third year since 1926 that U.S. large-cap stocks, corporate bonds and intermediate government bonds simultaneously had negative annual returns.

In the U.S. equity market, energy had the best sector return for the second year in a row, followed by utilities and consumer staples. Rising rates hit growth-oriented technology and communications stocks particularly hard, as investors revised their forward-looking return assumptions on some highly valued companies. The S&P 500 entered its first bear market since 2020 in June 2022 and ended the year down 18.11%

U.S. fixed income markets suffered across the board. The Federal Reserve raised the federal funds rate by 425 basis points from near zero, pushing U.S. Treasury yields up across the curve. Short-dated bonds sold off more sharply than longer-dated bonds, causing the curve to invert. The 10-year Treasury yield soared 237 basis points to 3.88%, while corporate investment grade (BBB/Baa and above) and high-yield bonds

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Balanced Fund (Class F-2 shares)[2]	-11.91%	5.74%	8.48%	10.42%
American Balanced Fund (Class A shares)	-12.11	5.52	8.26	10.19
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[3,4,5,6]	-15.79	5.96	8.08	9.66
S&P 500 Index[4,6]	-18.11	9.42	12.56	11.33
Bloomberg U.S. Aggregate Index[5,6]	-13.01	0.02	1.06	6.70

Past results are not predictive of results in future periods.

[1]	Lifetime returns are from July 26, 1975, the inception date of Class A shares and the date Capital Research and Management Company began managing the fund.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[5]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Government/Credit Bond Index was used. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[6]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Balanced Fund	1

endured double-digit total return losses. The Bloomberg U.S. Aggregate Bond Index (a broad measure of the U.S. fixed income market) recorded the poorest annual investment return in its 46-year history, plummeting 13.01%.

Fund results

Amid a rare and unusually difficult environment for balanced portfolios, American Balanced Fund (AMBAL) produced negative absolute results but comfortably outpaced its benchmark. AMBAL Class F-2 shares lost 11.91% for the 12-month period that ended December 31, 2022. However, the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index (the fund’s primary benchmark) declined 15.79% during that same period.

Since 1975, this is only the fifth year in which AMBAL did not produce positive returns for shareholders. While we never want to celebrate negative absolute returns, the fund’s strong relative results in 2022 are noteworthy. These results reinforce our conviction in our strategy of focusing on the three objectives that were established when the fund was started in 1932: conservation of capital, current income, and long-term growth of capital and income (Capital Research and Management Company, the fund’s investment adviser, began managing the fund in 1975). Balancing those objectives, which guide our investment strategy, helped us be prepared for these challenging market conditions.

We feel confident that AMBAL is successfully helping shareholders pursue their long-term financial goals — which we believe to be the true measure of any fund. AMBAL Class F-2 shares’ 10-year and lifetime annualized returns of 8.48% and 10.42% respectively, have both outpaced the fund’s primary benchmark.

In 2022, the equity portion of the portfolio benefited from its significant exposure to the energy sector and solid security selection, for example in the consumer staples sector. Lower exposure to certain technology-oriented and consumer discretionary holdings also provided a large boost to relative results. Within fixed income, the fund benefited from a below-benchmark position to mortgages early in the year and shorter exposure to duration.

The equity portfolio

AMBAL invests primarily in blue chip equities and investment-grade fixed income securities using a balanced approach and an emphasis on U.S.-based holdings. Our managers build the fund’s equity portfolio from the bottom up, with an eye toward eschewing volatility. We do not start with any benchmark or index and work backward. We construct our portfolio by answering the question: “What’s the best collection of companies in which we can invest at this moment?”

This year, the fund benefited from exposure to more cyclical, inflation-sensitive sectors, like energy, materials and select industrials. One example of this is global food processor Archer Daniels Midland (ADM), which was a significant contributor to fund results. ADM, which converts agricultural crops into products used by food and livestock companies, saw its margins expand in 2022 as prices on commodity food items like corn, soy and wheat rose due to the high inflation environment, drought in certain agricultural regions and the war in Ukraine. Stress in the global supply chain also helped ADM’s results, as demand rose for its processing capabilities. Energy companies like Canadian Natural Resources, Halliburton and Pioneer Natural Resources also did well in the high inflation environment and boosted the fund’s results.

In health care, AMBAL saw strong contributions from service companies like United Healthcare and Cigna. As the U.S. came out of COVID lockdowns, pent-up demand for routine medical care helped lift revenue for these companies even as the economy was starting to slow. We remain optimistic about this sector on a long-term basis. By leveraging technology and promoting vertical integration between doctors, hospitals and pharmaceutical companies, we believe these companies are driving down costs and providing patients with better care.

Taiwan Semiconductor Manufacturing (TSMC) was among the portfolio’s equity holdings that did poorly. It was a difficult year for the semiconductor industry for numerous reasons, including a slowdown in demand from areas like cloud computing and cryptocurrency mining, as well as insufficient supply for other sectors like auto manufacturing. Geopolitical risk also weighed on TSMC, as investors grew concerned about heightening tensions between Taiwan and China. However, we believe TSMC should be additive to results over the long term as the global supply

Past results are not predictive of results in future periods.

2	American Balanced Fund

chain rights itself. The company is also taking strategic steps to try to mitigate some of the geopolitical risks, with plans to build fabrication facilities in the U.S.

Comcast and Charter Communications weighed on results for the second year in a row, due to industry-wide worries about slowing growth in cable broadband subscriptions. But we believe the business model for cable companies is still very much intact. There’s increasing concern among investors that cable companies are going to see rising competition from traditional telecommunications companies. But we haven’t lost conviction in the long-term potential of Comcast and Charter to generate very strong and growing excess cash flows. We remain confident in their model of delivering premium internet service over an established infrastructure system that doesn’t require a lot of additional investment.

The fixed income portfolio

In a year of significant volatility that led to negative absolute returns for bonds, AMBAL’s fixed income portfolio delivered very strong results relative to its benchmark, outpacing the Bloomberg U.S. Aggregate Bond Index. The idea of balance is always at the forefront of our thinking. In the case of fixed income returns, we were trying to position for a likely rise in interest rates while balancing the traditional role of bonds and creating an allocation that could offset volatility in equities.

Interest rate positioning, both overall duration and positioning along the yield curve, provided significant positive excess returns. Sector and security selection detracted in aggregate. An off-benchmark allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results.

Early in the year, the portfolio was short duration (meaning it was less sensitive to interest rate moves than the benchmark) and invested in a yield curve flattening position which benefits when the difference between long and short-term yields shrinks. This combination worked well amid the Federal Reserve’s aggressive interest rate increases. A strategic below-benchmark allocation to mortgages at the beginning of 2022 also boosted returns.

Mortgages did very poorly during most of the year, as the Fed brought its quantitative easing program to an end. When the mortgages the Fed had been buying hit the open market, investors weren’t willing to pay the same prices. As a result, we saw a significant change in the valuation of mortgages during the year. As the price came down, we started adding to our mortgage holdings later in the year, but during most of 2022, we held significantly less than the benchmark and that was a positive driver of results.

In a reversal from 2021, TIPS were one of the primary detractors of investment results in 2022. These assets are often thought of as a hedge against inflation, but we believe they are more accurately described as a hedge against inflation expectations. So, while inflation remained high, TIPS markets started pricing in an expectation of lower inflation as the Fed began raising rates. This led to lower results, despite TIPS providing a solid above market yield.

Thank you

We would like to thank our shareholders for the trust they have placed in our investment team and our balanced investment strategy.

We will continue to follow our prudent, research-driven approach to investing that has long characterized American Balanced Fund. We look forward to reporting to you again in six months’ time.

Sincerely,

Paul Benjamin
Co-President

Jeffrey T. Lager
Co-President

February 9, 2023

For current information about the fund, visit capitalgroup.com.

Past results are not predictive of results in future periods.

American Balanced Fund	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2022)

	1 year	5 years	10 years
Class F-2 shares	-11.91%	5.74%	8.48%
Class A shares*	-17.16	4.27	7.62

Assumes payment of the maximum 5.75% sales charge.

The total annual fund operating expense ratios are 0.36% for Class F-2 shares and 0.57% for Class A shares as of the prospectus dated March 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

$2,000,000
1,000,000
600,000
400,000
200,000
100,000
60,000
40,000
20,000
10,000
8,000
Year ended December 31
1975[8]
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment¹; thus, the net amount invested was $9,425.² Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: S&P Dow Jones Indices LLC.
[5]	Includes reinvested dividends and reinvested capital gain distributions.
[6]	Blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting the total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[7]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Government/Credit Bond Index was used.
[8]	For the period July 26, 1975 (when Capital Research and Management Company became the fund’s investment adviser) through December 31, 1975.

4	American Balanced Fund

How a hypothetical $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in American Balanced Fund’s Class F-2 and Class A shares grew from July 26, 1975 — when Capital Research and Management Company became the fund’s investment adviser — to December 31, 2022.

American Balanced Fund	5

Investment portfolio December 31, 2022

Investment mix by security type	Percent of net assets

Common stocks 61.97%	Shares	Value (000)
Health care 11.56%
UnitedHealth Group, Inc.	9,189,031	$4,871,840
Pfizer, Inc.	62,687,097	3,212,087
CVS Health Corp.	20,848,734	1,942,894
Eli Lilly and Company	4,644,996	1,699,325
AbbVie, Inc.	7,591,736	1,226,900
Gilead Sciences, Inc.	14,005,731	1,202,392
AstraZeneca PLC	8,652,260	1,174,245
Thermo Fisher Scientific, Inc.	2,072,784	1,141,461
Johnson & Johnson	6,300,000	1,112,895
Cigna Corp.	2,441,627	809,009
Humana, Inc.	1,100,000	563,409
Centene Corp.[1]	6,557,000	537,740
Vertex Pharmaceuticals, Inc.[1]	1,862,000	537,708
Abbott Laboratories	4,413,394	484,547
Elevance Health, Inc.	796,642	408,653
Bristol-Myers Squibb Company	4,208,381	302,793
Zoetis, Inc., Class A	1,870,434	274,112
Regeneron Pharmaceuticals, Inc.[1]	350,000	252,521
ResMed, Inc.	707,000	147,148
Merck & Co., Inc.	1,030,839	114,372
Danaher Corp.	288,000	76,441
Catalent, Inc.[1]	1,393,000	62,699
Seagen, Inc.[1]	263,404	33,850
		22,189,041

Information technology 10.88%
Microsoft Corp.	26,731,339	6,410,710
Broadcom, Inc.	9,393,333	5,252,094
ASML Holding NV (New York registered) (ADR)	2,523,702	1,378,951
ASML Holding NV	485,000	262,532
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	20,790,672	1,548,697
Apple, Inc.	6,908,611	897,636
Mastercard, Inc., Class A	2,126,091	739,306
KLA Corp.	1,926,747	726,441
Intel Corp.	25,100,000	663,393
Applied Materials, Inc.	6,345,647	617,939
Visa, Inc., Class A	2,232,320	463,787
TE Connectivity, Ltd.	3,308,205	379,782
Automatic Data Processing, Inc.	1,025,000	244,831
Fidelity National Information Services, Inc.	3,499,288	237,427
Shopify, Inc., Class A, subordinate voting shares[1]	6,283,000	218,083
Micron Technology, Inc.	3,321,000	165,983
Arista Networks, Inc.[1]	1,260,000	152,901
Paychex, Inc.	1,266,994	146,414
SK hynix, Inc.	1,890,000	113,763

6	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Adobe, Inc.[1]	313,932	$105,647
Ceridian HCM Holding, Inc.[1]	1,158,000	74,286
Oracle Corp.	837,900	68,490
		20,869,093

Consumer discretionary 7.01%
Home Depot, Inc.	9,094,889	2,872,712
Target Corp.	9,838,429	1,466,320
D.R. Horton, Inc.	11,795,000	1,051,406
General Motors Company	27,700,000	931,828
Amazon.com, Inc.[1]	10,586,980	889,306
Dollar General Corp.	2,702,815	665,568
Darden Restaurants, Inc.	4,716,442	652,425
Las Vegas Sands Corp.[1]	13,500,000	648,945
Dollar Tree Stores, Inc.[1]	4,544,600	642,788
Lennar Corp., Class A	7,053,400	638,333
LVMH Moët Hennessy-Louis Vuitton SE	679,957	493,952
Booking Holdings, Inc.[1]	230,352	464,224
McDonald’s Corp.	1,713,000	451,427
Aramark	8,568,024	354,202
TJX Companies, Inc.	4,207,128	334,887
Industria de Diseño Textil, SA	10,211,953	271,926
Restaurant Brands International, Inc.	3,793,706	245,339
Chipotle Mexican Grill, Inc.[1]	84,909	117,810
Marriott International, Inc., Class A	609,583	90,761
NIKE, Inc., Class B	757,900	88,682
YUM! Brands, Inc.	616,000	78,897
		13,451,738

Financials 6.60%
JPMorgan Chase & Co.	18,580,931	2,491,703
Chubb, Ltd.	5,988,861	1,321,143
Synchrony Financial	22,145,238	727,693
Bank of America Corp.	18,894,292	625,779
Aon PLC, Class A	2,068,427	620,818
Blackstone, Inc., nonvoting shares	7,416,745	550,248
Arthur J. Gallagher & Co.	2,443,121	460,626
HDFC Bank, Ltd.	19,703,000	387,860
Morgan Stanley	4,550,447	386,879
Wells Fargo & Company	9,178,000	378,960
Goldman Sachs Group, Inc.	1,047,100	359,553
Capital One Financial Corp.	3,782,000	351,575
East West Bancorp, Inc.	4,919,195	324,175
Discover Financial Services	3,275,000	320,393
Apollo Asset Management, Inc.	4,944,116	315,385
Berkshire Hathaway, Inc., Class B1	1,011,213	312,364
BlackRock, Inc.	375,700	266,232
KeyCorp	14,155,873	246,595
S&P Global, Inc.	702,159	235,181
Blue Owl Capital, Inc., Class A2	21,385,307	226,684
PNC Financial Services Group, Inc.	1,387,668	219,168
Brookfield Corp., Class A	5,509,000	173,313
Fifth Third Bancorp	4,737,000	155,421
Progressive Corp.	1,189,429	154,281
Toronto-Dominion Bank (CAD denominated)	2,334,400	151,150
Intercontinental Exchange, Inc.	1,424,363	146,125
Marsh & McLennan Companies, Inc.	857,380	141,879
CME Group, Inc., Class A	822,000	138,228
Nasdaq, Inc.	2,221,860	136,311
KKR & Co., Inc.	2,754,520	127,865
Arch Capital Group, Ltd.[1]	1,850,944	116,202
AIA Group, Ltd.	4,970,000	54,754
Brookfield Asset Management, Ltd., Class A	1,377,250	39,486
		12,664,029

American Balanced Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.85%
Philip Morris International, Inc.	40,649,628	$4,114,149
Archer Daniels Midland Company	13,988,059	1,298,791
Altria Group, Inc.	27,943,233	1,277,285
British American Tobacco PLC	23,479,826	931,555
British American Tobacco PLC (ADR)[2]	3,794,000	151,684
Nestlé SA	8,449,093	975,748
General Mills, Inc.	5,908,184	495,401
Keurig Dr Pepper, Inc.	11,499,535	410,074
Procter & Gamble Company	2,685,327	406,988
Anheuser-Busch InBev SA/NV (ADR)[2]	4,899,061	294,140
Anheuser-Busch InBev SA/NV	1,085,664	65,268
Constellation Brands, Inc., Class A	1,524,416	353,284
Mondelez International, Inc.	2,451,717	163,407
Estée Lauder Companies, Inc., Class A	636,444	157,908
Kellogg Co.	1,923,573	137,035
		11,232,717

Industrials 5.54%
Northrop Grumman Corp.	2,679,885	1,462,172
Caterpillar, Inc.	4,456,908	1,067,697
L3Harris Technologies, Inc.	4,605,212	958,851
Lockheed Martin Corp.	1,691,714	823,002
Carrier Global Corp.	18,015,289	743,131
Boeing Company[1]	2,498,715	475,980
Jacobs Solutions, Inc.	3,600,000	432,252
TransDigm Group, Inc.	655,963	413,027
United Parcel Service, Inc., Class B	2,354,000	409,219
Union Pacific Corp.	1,927,404	399,108
CSX Corp.	12,339,368	382,274
Raytheon Technologies Corp.	3,495,216	352,737
Quanta Services, Inc.	2,289,000	326,183
Norfolk Southern Corp.	1,297,952	319,841
General Electric Co.	3,750,513	314,256
Rockwell Automation	1,220,035	314,244
Waste Management, Inc.	1,863,000	292,267
Airbus SE, non-registered shares	1,691,941	201,176
Robert Half International, Inc.	2,687,700	198,433
PACCAR, Inc.	1,882,742	186,335
Cintas Corp.	351,377	158,689
Huntington Ingalls Industries, Inc.	555,000	128,027
Honeywell International, Inc.	569,516	122,047
AMETEK, Inc.	641,003	89,561
ABB, Ltd.	1,779,844	54,210
		10,624,719

Energy 5.31%
Canadian Natural Resources, Ltd. (CAD denominated)[2]	33,247,013	1,846,265
Pioneer Natural Resources Company	7,551,000	1,724,573
Chevron Corp.	7,512,124	1,348,351
Halliburton Company	29,136,350	1,146,515
ConocoPhillips	9,385,563	1,107,496
TC Energy Corp. (CAD denominated)[2]	15,513,224	618,467
Baker Hughes Co., Class A	13,500,506	398,670
EQT Corp.	11,450,000	387,354
Schlumberger, Ltd.	7,100,000	379,566
Hess Corp.	2,000,000	283,640
Coterra Energy, Inc.	9,411,441	231,239
Exxon Mobil Corp.	1,865,000	205,710
Enbridge, Inc. (CAD denominated)	3,331,292	130,201
Enbridge, Inc.	1,284,384	50,219
Enviva, Inc.[2]	3,331,927	176,492
HF Sinclair Corp.	2,979,000	154,580
		10,189,338

8	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Communication services 3.74%
Alphabet, Inc., Class C1	18,518,006	$1,643,103
Alphabet, Inc., Class A1	5,671,580	500,403
Comcast Corp., Class A	49,343,815	1,725,553
Charter Communications, Inc., Class A1	3,185,422	1,080,177
Netflix, Inc.[1]	3,201,048	943,925
Meta Platforms, Inc., Class A1	6,451,882	776,420
ZoomInfo Technologies, Inc.[1]	7,670,887	230,970
AT&T, Inc.	7,670,000	141,205
Take-Two Interactive Software, Inc.[1]	689,920	71,841
Activision Blizzard, Inc.	930,300	71,214
		7,184,811

Materials 2.33%
Linde PLC	2,765,087	901,916
Wheaton Precious Metals Corp.	13,795,000	539,109
Vale SA (ADR), ordinary nominative shares	30,946,776	525,167
Royal Gold, Inc.[3]	3,610,000	406,919
Shin-Etsu Chemical Co., Ltd.	3,000,000	365,506
Corteva, Inc.	5,097,000	299,602
CF Industries Holdings, Inc.	2,764,000	235,493
Nucor Corp.	1,499,000	197,583
Franco-Nevada Corp.[2]	1,276,573	174,016
Agnico Eagle Mines, Ltd.[2]	3,208,000	166,784
Rio Tinto PLC	2,158,000	151,419
Grupo México, SAB de CV, Series B	37,571,000	131,898
Dow, Inc.	2,591,965	130,609
Anglo American PLC	2,132,000	83,388
Lundin Mining Corp.	8,597,000	52,763
LyondellBasell Industries NV	542,893	45,076
First Quantum Minerals, Ltd.	2,006,000	41,913
Glencore PLC	4,131,000	27,623
		4,476,784

Real estate 1.91%
Crown Castle, Inc. REIT	6,702,260	909,094
Iron Mountain, Inc. REIT	11,890,977	592,765
VICI Properties, Inc. REIT	17,263,967	559,352
Extra Space Storage, Inc. REIT	3,166,209	466,003
Equinix, Inc. REIT	612,808	401,408
Sun Communities, Inc. REIT	2,715,000	388,245
Gaming and Leisure Properties, Inc. REIT	5,295,482	275,842
American Tower Corp. REIT	294,000	62,287
		3,654,996

Utilities 1.24%
CenterPoint Energy, Inc.	25,469,141	763,820
Sempra Energy	4,118,752	636,512
PG&E Corp.[1]	20,303,125	330,129
AES Corp.	10,665,000	306,725
NextEra Energy, Inc.	3,092,545	258,537
National Grid PLC	7,327,000	88,007
		2,383,730

Total common stocks (cost: $76,669,614,000)		118,920,996

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 5.006% noncumulative preferred shares[4,5]	7,440	5,952

Total preferred securities (cost: $5,208,000)		5,952

Convertible stocks 0.11%
Health care 0.11%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 6/1/2023	996,147	114,378
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023[2]	71,365	96,810

Total convertible stocks (cost: $187,490,000)		211,188

American Balanced Fund	9

Investment funds 4.53%	Shares		Value (000)
Capital Group Central Corporate Bond Fund[3]		1,067,062,297	$8,696,558

Total investment funds (cost: $10,639,567,000)			8,696,558

Bonds, notes & other debt instruments 28.89%	Principal amount (000)
Mortgage-backed obligations 11.17%
Federal agency mortgage-backed obligations 10.30%
Fannie Mae Pool #BE7150 3.50% 2/1/2032[6]	USD	129	126
Fannie Mae Pool #357399 5.50% 6/1/2033[6]		68	70
Fannie Mae Pool #AS0727 3.50% 10/1/2033[6]		70	68
Fannie Mae Pool #555880 5.50% 11/1/2033[6]		739	755
Fannie Mae Pool #555956 5.50% 12/1/2033[6]		647	668
Fannie Mae Pool #MA2138 3.50% 1/1/2035[6]		152	146
Fannie Mae Pool #AA0914 5.00% 7/1/2035[6]		194	198
Fannie Mae Pool #745092 6.50% 7/1/2035[6]		705	731
Fannie Mae Pool #887695 6.00% 6/1/2036[6]		250	261
Fannie Mae Pool #888292 6.00% 3/1/2037[6]		1,864	1,948
Fannie Mae Pool #256860 6.50% 8/1/2037[6]		224	232
Fannie Mae Pool #888746 6.50% 10/1/2037[6]		456	475
Fannie Mae Pool #MA3280 3.50% 2/1/2038[6]		112	108
Fannie Mae Pool #889658 6.50% 6/1/2038[6]		691	725
Fannie Mae Pool #MA3412 3.50% 7/1/2038[6]		292	278
Fannie Mae Pool #MA3539 4.50% 12/1/2038[6]		104	103
Fannie Mae Pool #FM1441 3.50% 8/1/2039[6]		406	381
Fannie Mae Pool #AD0679 5.50% 10/1/2039[6]		19	20
Fannie Mae Pool #932752 5.00% 4/1/2040[6]		304	308
Fannie Mae Pool #AD8536 5.00% 8/1/2040[6]		1,092	1,104
Fannie Mae Pool #AE3049 4.50% 9/1/2040[6]		1,926	1,906
Fannie Mae Pool #AE2513 5.00% 9/1/2040[6]		695	704
Fannie Mae Pool #AE4689 5.00% 9/1/2040[6]		259	258
Fannie Mae Pool #AE0395 4.50% 10/1/2040[6]		2,442	2,423
Fannie Mae Pool #AE5471 4.50% 10/1/2040[6]		1,523	1,507
Fannie Mae Pool #AH3575 4.50% 1/1/2041[6]		2,463	2,444
Fannie Mae Pool #AH9420 5.00% 4/1/2041[6]		277	281
Fannie Mae Pool #AH9370 5.00% 4/1/2041[6]		267	268
Fannie Mae Pool #AI2503 4.00% 5/1/2041[6]		1,995	1,917
Fannie Mae Pool #AI0582 5.00% 5/1/2041[6]		505	512
Fannie Mae Pool #AH9938 5.00% 5/1/2041[6]		172	173
Fannie Mae Pool #AI1865 5.00% 5/1/2041[6]		23	23
Fannie Mae Pool #AH5452 5.00% 6/1/2041[6]		373	374
Fannie Mae Pool #AI4289 5.00% 6/1/2041[6]		218	221
Fannie Mae Pool #AI4296 5.00% 6/1/2041[6]		70	71
Fannie Mae Pool #AI4563 5.00% 6/1/2041[6]		5	5
Fannie Mae Pool #MA4387 2.00% 7/1/2041[6]		31,462	26,558
Fannie Mae Pool #AI5589 4.50% 7/1/2041[6]		37	36
Fannie Mae Pool #AI8121 5.00% 7/1/2041[6]		632	641
Fannie Mae Pool #AI7218 5.00% 7/1/2041[6]		299	299
Fannie Mae Pool #MA0791 5.00% 7/1/2041[6]		91	92
Fannie Mae Pool #AI6576 5.00% 7/1/2041[6]		87	89
Fannie Mae Pool #AI7058 5.00% 7/1/2041[6]		49	49
Fannie Mae Pool #AI3894 5.00% 8/1/2041[6]		248	248
Fannie Mae Pool #AI7159 5.00% 9/1/2041[6]		111	112
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[6]		4	4
Fannie Mae Pool #MA4501 2.00% 12/1/2041[6]		46,733	39,449
Fannie Mae Pool #FS0305 1.50% 1/1/2042[6]		118,271	96,901
Fannie Mae Pool #MA4520 2.00% 1/1/2042[6]		76,851	64,872
Fannie Mae Pool #AK2147 5.00% 2/1/2042[6]		222	220
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[6]		515	482
Fannie Mae Pool #AT7696 3.50% 6/1/2043[6]		4,819	4,504
Fannie Mae Pool #AT7689 3.50% 6/1/2043[6]		2,114	1,978
Fannie Mae Pool #AT7680 3.50% 6/1/2043[6]		832	778
Fannie Mae Pool #AU8813 4.00% 11/1/2043[6]		269	263
Fannie Mae Pool #AU9348 4.00% 11/1/2043[6]		184	179
Fannie Mae Pool #AU9350 4.00% 11/1/2043[6]		153	148
Fannie Mae Pool #AV1538 4.50% 11/1/2043[6]		3,964	3,898
Fannie Mae Pool #FM9416 3.50% 7/1/2045[6]		79,604	73,710
Fannie Mae Pool #AL8354 3.50% 10/1/2045[6]		5,759	5,370

10	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BC0157 3.50% 1/1/2046[6]	USD	6,716	$6,251
Fannie Mae Pool #AL9499 3.50% 1/1/2046[6]		5,253	4,843
Fannie Mae Pool #AS6789 3.50% 3/1/2046[6]		5,396	5,020
Fannie Mae Pool #MA2608 3.00% 5/1/2046[6]		1,260	1,130
Fannie Mae Pool #AL8522 3.50% 5/1/2046[6]		9,346	8,696
Fannie Mae Pool #AS7168 3.50% 5/1/2046[6]		3,703	3,442
Fannie Mae Pool #BC7611 4.00% 5/1/2046[6]		454	435
Fannie Mae Pool #MA2771 3.00% 10/1/2046[6]		1,144	1,025
Fannie Mae Pool #FM2795 3.00% 11/1/2046[6]		3,784	3,394
Fannie Mae Pool #AS8310 3.00% 11/1/2046[6]		2,980	2,679
Fannie Mae Pool #BD9665 4.00% 11/1/2046[6]		909	872
Fannie Mae Pool #BE3151 3.50% 1/1/2047[6]		1,207	1,123
Fannie Mae Pool #BE3162 3.50% 1/1/2047[6]		996	924
Fannie Mae Pool #BM3528 3.50% 2/1/2047[6]		34,645	32,241
Fannie Mae Pool #BE9242 4.50% 3/1/2047[6]		21	21
Fannie Mae Pool #BM1179 3.00% 4/1/2047[6]		3,522	3,156
Fannie Mae Pool #BH7779 3.50% 8/1/2047[6]		28	26
Fannie Mae Pool #256893 7.00% 8/1/2047[6]		7	8
Fannie Mae Pool #BH4022 3.50% 9/1/2047[6]		16,205	15,038
Fannie Mae Pool #CA0453 4.00% 9/1/2047[6]		19,584	18,698
Fannie Mae Pool #BH6387 3.50% 10/1/2047[6]		365	339
Fannie Mae Pool #MA3149 4.00% 10/1/2047[6]		12,948	12,370
Fannie Mae Pool #CA0623 4.50% 10/1/2047[6]		2,866	2,822
Fannie Mae Pool #947661 6.50% 10/1/2047[6]		8	8
Fannie Mae Pool #256975 7.00% 10/1/2047[6]		38	40
Fannie Mae Pool #920015 7.00% 10/1/2047[6]		16	17
Fannie Mae Pool #BF0364 3.00% 11/1/2047[6]		21,102	19,607
Fannie Mae Pool #CA0770 3.50% 11/1/2047[6]		4,521	4,201
Fannie Mae Pool #MA3183 4.00% 11/1/2047[6]		3,198	3,060
Fannie Mae Pool #257030 6.50% 11/1/2047[6]		44	45
Fannie Mae Pool #257036 7.00% 11/1/2047[6]		12	13
Fannie Mae Pool #CA0854 3.50% 12/1/2047[6]		7,443	6,905
Fannie Mae Pool #BM4413 4.50% 12/1/2047[6]		7,008	6,904
Fannie Mae Pool #BM3332 3.50% 1/1/2048[6]		1,482	1,375
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[6]		234	224
Fannie Mae Pool #CA1015 4.00% 1/1/2048[6]		61	58
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[6]		86	85
Fannie Mae Pool #BK1198 4.00% 2/1/2048[6]		1,786	1,705
Fannie Mae Pool #MA3277 4.00% 2/1/2048[6]		48	46
Fannie Mae Pool #BK1135 4.50% 2/1/2048[6]		373	365
Fannie Mae Pool #BM3714 3.50% 3/1/2048[6]		5,624	5,217
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[6]		3,714	3,447
Fannie Mae Pool #CA1532 3.50% 4/1/2048[6]		9,214	8,561
Fannie Mae Pool #CA1542 4.00% 4/1/2048[6]		149	142
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[6]		17	16
Fannie Mae Pool #BM4033 3.50% 5/1/2048[6]		19,758	18,330
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[6]		5,716	5,599
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[6]		63	61
Fannie Mae Pool #BF0293 3.00% 7/1/2048[6]		66,658	59,269
Fannie Mae Pool #BF0318 3.50% 8/1/2048[6]		30,343	27,953
Fannie Mae Pool #BM2007 4.00% 9/1/2048[6]		497	475
Fannie Mae Pool #FM1784 4.00% 9/1/2048[6]		208	198
Fannie Mae Pool #BF0323 3.00% 11/1/2048[6]		31,509	28,017
Fannie Mae Pool #BF0325 3.50% 11/1/2048[6]		40,239	37,069
Fannie Mae Pool #CA2642 4.50% 11/1/2048[6]		166	162
Fannie Mae Pool #CA3068 3.50% 2/1/2049[6]		5,599	5,185
Fannie Mae Pool #CA3184 4.00% 3/1/2049[6]		280	268
Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]		20,827	19,296
Fannie Mae Pool #CA3807 3.00% 7/1/2049[6]		4,941	4,423
Fannie Mae Pool #CA3806 3.00% 7/1/2049[6]		3,188	2,855
Fannie Mae Pool #CA3814 3.50% 7/1/2049[6]		919	859
Fannie Mae Pool #CA4079 3.50% 8/1/2049[6]		20,931	19,294
Fannie Mae Pool #BO1345 3.50% 8/1/2049[6]		33	30
Fannie Mae Pool #CA3976 4.00% 8/1/2049[6]		1,564	1,489
Fannie Mae Pool #FM1668 4.00% 8/1/2049[6]		156	148
Fannie Mae Pool #FM2318 3.50% 9/1/2049[6]		24,324	22,526
Fannie Mae Pool #CA4112 3.50% 9/1/2049[6]		1,038	971

American Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1913 4.00% 9/1/2049[6]	USD	3,557	$3,395
Fannie Mae Pool #CA4432 4.00% 10/1/2049[6]		175	166
Fannie Mae Pool #CA4533 3.00% 11/1/2049[6]		35,802	32,094
Fannie Mae Pool #BO5349 3.50% 11/1/2049[6]		47	44
Fannie Mae Pool #CA4756 3.00% 12/1/2049[6]		19,148	17,072
Fannie Mae Pool #BO4808 3.00% 12/1/2049[6]		14,686	13,051
Fannie Mae Pool #CA4800 3.50% 12/1/2049[6]		54,281	50,751
Fannie Mae Pool #CA5659 2.50% 5/1/2050[6]		1,212	1,030
Fannie Mae Pool #CA5968 2.50% 6/1/2050[6]		48,222	41,440
Fannie Mae Pool #CA6579 2.00% 8/1/2050[6]		50,485	41,542
Fannie Mae Pool #CA6593 2.50% 8/1/2050[6]		42,332	36,449
Fannie Mae Pool #MA4096 2.50% 8/1/2050[6]		13,834	11,816
Fannie Mae Pool #BP6715 2.00% 9/1/2050[6]		138	113
Fannie Mae Pool #CA7028 2.50% 9/1/2050[6]		2,357	2,035
Fannie Mae Pool #CA7599 2.50% 11/1/2050[6]		39,140	33,757
Fannie Mae Pool #CA7606 3.00% 11/1/2050[6]		109,716	98,313
Fannie Mae Pool #MA4208 2.00% 12/1/2050[6]		204,622	167,553
Fannie Mae Pool #CA8285 3.00% 12/1/2050[6]		51,457	46,158
Fannie Mae Pool #CA8046 3.00% 12/1/2050[6]		34,910	31,346
Fannie Mae Pool #CA8828 2.50% 2/1/2051[6]		26,480	22,762
Fannie Mae Pool #CA9308 3.00% 2/1/2051[6]		130,561	114,914
Fannie Mae Pool #CA8870 3.00% 2/1/2051[6]		118,196	104,816
Fannie Mae Pool #CA8969 3.00% 2/1/2051[6]		1,389	1,230
Fannie Mae Pool #CB0290 2.00% 4/1/2051[6]		349,248	285,699
Fannie Mae Pool #MA4305 2.00% 4/1/2051[6]		4,459	3,646
Fannie Mae Pool #CB0496 2.00% 5/1/2051[6]		233,298	190,686
Fannie Mae Pool #MA4325 2.00% 5/1/2051[6]		194,176	158,745
Fannie Mae Pool #BR1035 2.00% 5/1/2051[6]		2,629	2,148
Fannie Mae Pool #CB0457 2.50% 5/1/2051[6]		188,571	160,354
Fannie Mae Pool #CB0738 3.00% 6/1/2051[6]		1,804	1,588
Fannie Mae Pool #CB1135 2.50% 7/1/2051[6]		654	555
Fannie Mae Pool #FM8453 3.00% 8/1/2051[6]		53,513	47,712
Fannie Mae Pool #BU3295 2.50% 10/1/2051[6]		3,896	3,310
Fannie Mae Pool #FS0965 2.00% 11/1/2051[6]		21,064	17,268
Fannie Mae Pool #CB2874 2.50% 11/1/2051[6]		95	81
Fannie Mae Pool #FM9632 3.00% 11/1/2051[6]		44,964	39,804
Fannie Mae Pool #CB2078 3.00% 11/1/2051[6]		29,730	26,162
Fannie Mae Pool #FM9631 3.00% 11/1/2051[6]		19,129	16,969
Fannie Mae Pool #CB2375 2.50% 12/1/2051[6]		83,798	71,527
Fannie Mae Pool #CB2319 2.50% 12/1/2051[6]		82,933	70,906
Fannie Mae Pool #CB2286 2.50% 12/1/2051[6]		45,910	39,252
Fannie Mae Pool #CB2372 2.50% 12/1/2051[6]		39,732	33,970
Fannie Mae Pool #BT9483 2.50% 12/1/2051[6]		31,685	27,090
Fannie Mae Pool #BT9510 2.50% 12/1/2051[6]		31,437	26,919
Fannie Mae Pool #CB2371 2.50% 12/1/2051[6]		23,119	19,796
Fannie Mae Pool #CB2373 2.50% 12/1/2051[6]		14,356	12,274
Fannie Mae Pool #BU3058 2.50% 12/1/2051[6]		498	423
Fannie Mae Pool #CB2432 3.00% 12/1/2051[6]		2,999	2,636
Fannie Mae Pool #BV1172 3.00% 12/1/2051[6]		2,679	2,355
Fannie Mae Pool #FM9850 3.00% 12/1/2051[6]		384	338
Fannie Mae Pool #BT5284 3.00% 12/1/2051[6]		119	104
Fannie Mae Pool #FS0381 2.50% 1/1/2052[6]		997	846
Fannie Mae Pool #FS0235 2.50% 1/1/2052[6]		408	346
Fannie Mae Pool #BU7552 2.50% 1/1/2052[6]		82	69
Fannie Mae Pool #CB2555 2.50% 1/1/2052[6]		45	39
Fannie Mae Pool #CB2523 2.50% 1/1/2052[6]		23	20
Fannie Mae Pool #FS0182 3.00% 1/1/2052[6]		39,151	34,464
Fannie Mae Pool #FS0124 3.00% 1/1/2052[6]		2,369	2,089
Fannie Mae Pool #CB2670 3.00% 1/1/2052[6]		1,213	1,067
Fannie Mae Pool #FS0303 3.00% 1/1/2052[6]		742	652
Fannie Mae Pool #FS0972 3.50% 1/1/2052[6]		7,225	6,697
Fannie Mae Pool #CB2765 2.00% 2/1/2052[6]		65,849	54,143
Fannie Mae Pool #CB3666 2.50% 2/1/2052[6]		9,352	7,931
Fannie Mae Pool #FS0546 2.50% 2/1/2052[6]		998	846
Fannie Mae Pool #CB2864 2.50% 2/1/2052[6]		96	81
Fannie Mae Pool #BV2217 2.50% 2/1/2052[6]		65	56
Fannie Mae Pool #CB2865 2.50% 2/1/2052[6]		64	54

12	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3674 2.50% 2/1/2052[6]	USD	63	$53
Fannie Mae Pool #BV1105 2.50% 2/1/2052[6]		44	38
Fannie Mae Pool #CB2882 3.00% 2/1/2052[6]		83,652	74,048
Fannie Mae Pool #CB2800 3.00% 2/1/2052[6]		45,537	40,037
Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]		11,460	10,229
Fannie Mae Pool #CB2896 3.00% 2/1/2052[6]		457	402
Fannie Mae Pool #CB2929 3.00% 2/1/2052[6]		92	81
Fannie Mae Pool #BV5800 2.50% 3/1/2052[6]		1,470	1,246
Fannie Mae Pool #CB3158 2.50% 3/1/2052[6]		92	79
Fannie Mae Pool #BU6885 2.50% 3/1/2052[6]		64	54
Fannie Mae Pool #BT8111 2.50% 3/1/2052[6]		29	24
Fannie Mae Pool #CB3236 3.00% 3/1/2052[6]		119,938	105,373
Fannie Mae Pool #FS1030 3.00% 3/1/2052[6]		52,000	45,709
Fannie Mae Pool #FS0831 3.00% 3/1/2052[6]		1,767	1,553
Fannie Mae Pool #BV5789 3.00% 3/1/2052[6]		495	435
Fannie Mae Pool #BV4631 3.00% 3/1/2052[6]		458	404
Fannie Mae Pool #MA4564 3.00% 3/1/2052[6]		432	380
Fannie Mae Pool #BV2954 3.00% 3/1/2052[6]		203	179
Fannie Mae Pool #FS0957 3.00% 3/1/2052[6]		199	175
Fannie Mae Pool #BV3353 3.00% 3/1/2052[6]		180	158
Fannie Mae Pool #CB3177 3.50% 3/1/2052[6]		53,879	49,033
Fannie Mae Pool #MA4578 2.50% 4/1/2052[6]		100,756	85,466
Fannie Mae Pool #FS1922 2.50% 4/1/2052[6]		17,966	15,257
Fannie Mae Pool #BV8126 2.50% 4/1/2052[6]		918	780
Fannie Mae Pool #BV7745 2.50% 4/1/2052[6]		95	80
Fannie Mae Pool #BV7096 2.50% 4/1/2052[6]		68	58
Fannie Mae Pool #FS3275 3.00% 4/1/2052[6]		222,621	195,685
Fannie Mae Pool #BV9613 3.00% 4/1/2052[6]		24,742	21,750
Fannie Mae Pool #BV8117 3.00% 4/1/2052[6]		9,467	8,318
Fannie Mae Pool #BU8945 3.00% 4/1/2052[6]		6,543	5,749
Fannie Mae Pool #BV5386 3.00% 4/1/2052[6]		974	859
Fannie Mae Pool #CB3364 3.00% 4/1/2052[6]		319	281
Fannie Mae Pool #BV4694 3.00% 4/1/2052[6]		315	277
Fannie Mae Pool #BV4660 3.00% 4/1/2052[6]		259	227
Fannie Mae Pool #BU8944 3.00% 4/1/2052[6]		102	90
Fannie Mae Pool #CB3417 3.50% 4/1/2052[6]		25,027	22,773
Fannie Mae Pool #BV9644 2.50% 5/1/2052[6]		8,772	7,439
Fannie Mae Pool #BV7521 2.50% 5/1/2052[6]		1,996	1,692
Fannie Mae Pool #CB3665 2.50% 5/1/2052[6]		998	847
Fannie Mae Pool #MA4598 2.50% 5/1/2052[6]		26	22
Fannie Mae Pool #CB3495 3.00% 5/1/2052[6]		35,841	31,493
Fannie Mae Pool #BV5578 3.00% 5/1/2052[6]		26,241	23,056
Fannie Mae Pool #BT8113 3.00% 5/1/2052[6]		6,604	5,803
Fannie Mae Pool #BU8850 3.00% 5/1/2052[6]		5,610	4,932
Fannie Mae Pool #BT8220 3.00% 5/1/2052[6]		4,906	4,313
Fannie Mae Pool #BW1734 3.00% 5/1/2052[6]		2,635	2,317
Fannie Mae Pool #BV9835 3.00% 5/1/2052[6]		989	869
Fannie Mae Pool #BV2443 3.00% 5/1/2052[6]		606	533
Fannie Mae Pool #BT7819 3.00% 5/1/2052[6]		63	56
Fannie Mae Pool #BV9819 3.00% 5/1/2052[6]		52	46
Fannie Mae Pool #CB3581 3.00% 5/1/2052[6]		35	30
Fannie Mae Pool #MA4600 3.50% 5/1/2052[6]		137,731	125,261
Fannie Mae Pool #CB3620 4.00% 5/1/2052[6]		97,988	92,039
Fannie Mae Pool #FS1834 4.00% 5/1/2052[6]		45,525	43,006
Fannie Mae Pool #CB3653 5.00% 5/1/2052[6]		31	31
Fannie Mae Pool #BV9700 2.50% 6/1/2052[6]		980	832
Fannie Mae Pool #BW2170 2.50% 6/1/2052[6]		25	21
Fannie Mae Pool #BW2909 3.00% 6/1/2052[6]		4,433	3,897
Fannie Mae Pool #BW1128 3.00% 6/1/2052[6]		2,000	1,758
Fannie Mae Pool #CB3890 3.00% 6/1/2052[6]		1,492	1,311
Fannie Mae Pool #MA4624 3.00% 6/1/2052[6]		1,040	914
Fannie Mae Pool #BV2451 3.00% 6/1/2052[6]		792	696
Fannie Mae Pool #BV2452 3.00% 6/1/2052[6]		761	669
Fannie Mae Pool #BV5624 3.00% 6/1/2052[6]		500	439
Fannie Mae Pool #CB3896 3.00% 6/1/2052[6]		197	173
Fannie Mae Pool #BW1449 3.00% 6/1/2052[6]		38	33
Fannie Mae Pool #MA4684 4.50% 6/1/2052[6]		145	139

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV7868 2.50% 7/1/2052[6]	USD	2,015	$1,709
Fannie Mae Pool #BV7830 2.50% 7/1/2052[6]		60	51
Fannie Mae Pool #BW8071 2.50% 7/1/2052[6]		28	24
Fannie Mae Pool #MA4653 3.00% 7/1/2052[6]		1,500	1,318
Fannie Mae Pool #BW3384 3.00% 7/1/2052[6]		656	577
Fannie Mae Pool #BV2586 3.00% 7/1/2052[6]		26	23
Fannie Mae Pool #MA4654 3.50% 7/1/2052[6]		14,988	13,637
Fannie Mae Pool #BW0015 4.00% 7/1/2052[6]		61	58
Fannie Mae Pool #MA4656 4.50% 7/1/2052[6]		27,120	26,132
Fannie Mae Pool #FS2555 4.50% 7/1/2052[6]		105	101
Fannie Mae Pool #MA4743 2.50% 8/1/2052[6]		1,996	1,693
Fannie Mae Pool #BW7756 3.00% 8/1/2052[6]		717	631
Fannie Mae Pool #MA4698 3.00% 8/1/2052[6]		388	341
Fannie Mae Pool #BW7293 3.50% 8/1/2052[6]		4,000	3,639
Fannie Mae Pool #MA4700 4.00% 8/1/2052[6]		275,956	259,116
Fannie Mae Pool #BW2284 4.50% 8/1/2052[6]		3,526	3,397
Fannie Mae Pool #FS2574 5.00% 8/1/2052[6]		1,000	987
Fannie Mae Pool #BW9411 5.00% 8/1/2052[6]		897	886
Fannie Mae Pool #BW8210 5.00% 8/1/2052[6]		500	494
Fannie Mae Pool #BW9206 5.50% 8/1/2052[6]		190	195
Fannie Mae Pool #MA4730 3.00% 9/1/2052[6]		944	830
Fannie Mae Pool #BW1195 3.00% 9/1/2052[6]		213	187
Fannie Mae Pool #BW7349 3.00% 9/1/2052[6]		68	60
Fannie Mae Pool #MA4732 4.00% 9/1/2052[6]		31,328	29,417
Fannie Mae Pool #MA4733 4.50% 9/1/2052[6]		203,346	195,928
Fannie Mae Pool #BW1192 4.50% 9/1/2052[6]		10,253	9,878
Fannie Mae Pool #MA4761 5.00% 9/1/2052[6]		1,257,445	1,241,234
Fannie Mae Pool #CB5208 5.00% 9/1/2052[6]		45	44
Fannie Mae Pool #BV0958 5.00% 9/1/2052[6]		44	43
Fannie Mae Pool #MA4824 2.50% 10/1/2052[6]		3,145	2,668
Fannie Mae Pool #BW1258 3.00% 10/1/2052[6]		1,070	940
Fannie Mae Pool #MA4781 3.00% 10/1/2052[6]		817	718
Fannie Mae Pool #BW1216 3.00% 10/1/2052[6]		240	211
Fannie Mae Pool #MA4782 3.50% 10/1/2052[6]		6,999	6,367
Fannie Mae Pool #MA4783 4.00% 10/1/2052[6]		80,708	75,782
Fannie Mae Pool #BW8980 4.00% 10/1/2052[6]		2,530	2,375
Fannie Mae Pool #BW8987 4.00% 10/1/2052[6]		1,000	939
Fannie Mae Pool #MA4784 4.50% 10/1/2052[6]		144,215	138,950
Fannie Mae Pool #CB4800 4.50% 10/1/2052[6]		42,171	40,631
Fannie Mae Pool #BW8745 4.50% 10/1/2052[6]		21,449	20,666
Fannie Mae Pool #CB4959 4.50% 10/1/2052[6]		20,422	19,676
Fannie Mae Pool #BX2952 5.00% 10/1/2052[6]		999	997
Fannie Mae Pool #BW7235 5.00% 10/1/2052[6]		987	974
Fannie Mae Pool #BX0892 5.00% 10/1/2052[6]		230	227
Fannie Mae Pool #BW7796 5.00% 10/1/2052[6]		45	44
Fannie Mae Pool #MA4885 3.00% 11/1/2052[6]		3,498	3,075
Fannie Mae Pool #MA4802 3.00% 11/1/2052[6]		42	37
Fannie Mae Pool #BW1306 3.50% 11/1/2052[6]		5,258	4,784
Fannie Mae Pool #MA4804 4.00% 11/1/2052[6]		115,864	108,793
Fannie Mae Pool #MA4805 4.50% 11/1/2052[6]		217,304	209,371
Fannie Mae Pool #BX1042 4.50% 11/1/2052[6]		200	193
Fannie Mae Pool #MA4806 5.00% 11/1/2052[6]		4,204	4,149
Fannie Mae Pool #BW7491 5.00% 11/1/2052[6]		49	48
Fannie Mae Pool #BX2554 5.00% 11/1/2052[6]		29	29
Fannie Mae Pool #MA4911 3.00% 12/1/2052[6]		2,770	2,435
Fannie Mae Pool #MA4838 3.50% 12/1/2052[6]		33,965	30,899
Fannie Mae Pool #MA4839 4.00% 12/1/2052[6]		3,063	2,876
Fannie Mae Pool #BW1385 4.00% 12/1/2052[6]		348	327
Fannie Mae Pool #MA4840 4.50% 12/1/2052[6]		201,345	193,995
Fannie Mae Pool #MA4841 5.00% 12/1/2052[6]		2,500	2,468
Fannie Mae Pool #BX4397 5.00% 12/1/2052[6]		1,000	995
Fannie Mae Pool #BX4020 5.00% 12/1/2052[6]		790	780
Fannie Mae Pool #BX4004 5.50% 12/1/2052[6]		290	291
Fannie Mae Pool #BX1071 6.50% 12/1/2052[6]		3,177	3,259
Fannie Mae Pool #MA4877 6.50% 12/1/2052[6]		2,054	2,107
Fannie Mae Pool #BX3730 6.50% 12/1/2052[6]		1,409	1,446
Fannie Mae Pool #BX2466 6.50% 12/1/2052[6]		1,220	1,252

14	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4902 3.50% 1/1/2053[6]	USD	9,314	$8,473
Fannie Mae Pool #MA4866 4.00% 1/1/2053[6]		327	307
Fannie Mae Pool #MA4868 5.00% 1/1/2053[6]		817	806
Fannie Mae Pool #MA4895 6.50% 1/1/2053[6]		572	586
Fannie Mae Pool #BF0174 3.00% 2/1/2057[6]		5,620	4,961
Fannie Mae Pool #BF0177 3.00% 2/1/2057[6]		5,444	4,799
Fannie Mae Pool #BF0145 3.50% 3/1/2057[6]		117,841	107,814
Fannie Mae Pool #BF0189 3.00% 6/1/2057[6]		8,626	7,605
Fannie Mae Pool #BF0219 3.50% 9/1/2057[6]		26,325	24,213
Fannie Mae Pool #BF0226 3.50% 1/1/2058[6]		36,989	34,040
Fannie Mae Pool #BF0262 3.00% 5/1/2058[6]		456	402
Fannie Mae Pool #BF0332 3.00% 1/1/2059[6]		67,768	59,743
Fannie Mae Pool #BM6736 4.50% 11/1/2059[6]		3,507	3,423
Fannie Mae Pool #BF0481 3.50% 6/1/2060[6]		93,390	85,801
Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]		55,216	48,376
Fannie Mae Pool #BF0548 3.00% 7/1/2061[6]		59,396	51,849
Fannie Mae Pool #BF0547 3.00% 7/1/2061[6]		39,449	34,871
Fannie Mae Pool #BF0585 4.50% 12/1/2061[6]		60,256	58,783
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.491% 3/25/2023[5,6]		111	110
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[5,6]		3,410	3,348
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[5,6]		377	367
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[5,6]		696	673
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[5,6]		8,802	8,524
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.564% 11/25/2024[5,6]		444	428
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[6]		332	324
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[5,6]		29,037	26,797
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[5,6]		19,983	18,791
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[5,6]		22,534	21,148
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[6]		314	260
Freddie Mac Pool #ZJ9097 5.00% 2/1/2024[6]		26	26
Freddie Mac Pool #ZS9118 5.00% 3/1/2024[6]		6	6
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[6]		4	4
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[6]		7	7
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[6]		17	17
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[6]		89	90
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[6]		2	2
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[6]		38	38
Freddie Mac Pool #D97504 6.50% 12/1/2027[6]		88	89
Freddie Mac Pool #C91130 6.50% 12/1/2027[6]		50	51
Freddie Mac Pool #C91150 6.50% 1/1/2028[6]		68	70
Freddie Mac Pool #G16210 3.50% 6/1/2032[6]		33	32
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[6]		205	196
Freddie Mac Pool #A56076 5.50% 1/1/2037[6]		12	12
Freddie Mac Pool #C91912 3.00% 2/1/2037[6]		16,385	15,244
Freddie Mac Pool #C91917 3.00% 2/1/2037[6]		7,341	6,825
Freddie Mac Pool #G06028 5.50% 7/1/2037[6]		140	141
Freddie Mac Pool #G08248 5.50% 2/1/2038[6]		42	44
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[6]		77	72
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[6]		7,616	7,073
Freddie Mac Pool #G04552 6.00% 9/1/2038[6]		362	376
Freddie Mac Pool #G05979 5.50% 10/1/2038[6]		20	21
Freddie Mac Pool #G05546 5.50% 7/1/2039[6]		83	87
Freddie Mac Pool #A90351 4.50% 1/1/2040[6]		107	105
Freddie Mac Pool #G05937 4.50% 8/1/2040[6]		2,439	2,423
Freddie Mac Pool #A97543 4.50% 3/1/2041[6]		374	372
Freddie Mac Pool #A97669 4.50% 3/1/2041[6]		153	152
Freddie Mac Pool #Q01190 4.50% 6/1/2041[6]		86	85
Freddie Mac Pool #Q01160 5.00% 6/1/2041[6]		134	136
Freddie Mac Pool #Q03821 4.50% 10/1/2041[6]		379	377
Freddie Mac Pool #Q03795 4.50% 10/1/2041[6]		29	28
Freddie Mac Pool #Q11220 3.50% 9/1/2042[6]		437	410
Freddie Mac Pool #V80026 3.00% 4/1/2043[6]		28	26
Freddie Mac Pool #G07921 3.50% 4/1/2043[6]		368	345
Freddie Mac Pool #Q23190 4.00% 11/1/2043[6]		220	212
Freddie Mac Pool #Q23185 4.00% 11/1/2043[6]		186	182
Freddie Mac Pool #Q26734 4.00% 6/1/2044[6]		1,728	1,669
Freddie Mac Pool #SD0480 3.50% 6/1/2045[6]		9,711	9,095

American Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #760014 2.74% 8/1/2045[5,6]	USD	715	$691
Freddie Mac Pool #Q37988 4.00% 12/1/2045[6]		4,258	4,094
Freddie Mac Pool #G60344 4.00% 12/1/2045[6]		3,665	3,524
Freddie Mac Pool #Z40130 3.00% 1/1/2046[6]		14,713	13,314
Freddie Mac Pool #Q40476 4.00% 4/1/2046[6]		2,642	2,536
Freddie Mac Pool #Q40458 4.00% 4/1/2046[6]		550	529
Freddie Mac Pool #G60744 3.50% 7/1/2046[6]		1,792	1,668
Freddie Mac Pool #Q41909 4.50% 7/1/2046[6]		315	309
Freddie Mac Pool #V82628 4.00% 9/1/2046[6]		8,475	8,134
Freddie Mac Pool #760015 2.561% 1/1/2047[5,6]		5,025	4,754
Freddie Mac Pool #G60928 4.50% 4/1/2047[6]		2,282	2,238
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[6]		24	23
Freddie Mac Pool #G08775 4.00% 8/1/2047[6]		11,559	10,973
Freddie Mac Pool #G61295 3.50% 9/1/2047[6]		5,677	5,294
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[6]		151	138
Freddie Mac Pool #V83507 4.00% 10/1/2047[6]		1,840	1,760
Freddie Mac Pool #G61733 3.00% 12/1/2047[6]		17,914	16,059
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[6]		17,201	15,957
Freddie Mac Pool #G61662 3.50% 2/1/2048[6]		5,484	5,094
Freddie Mac Pool #Q54547 4.00% 3/1/2048[6]		7,926	7,574
Freddie Mac Pool #SI2002 4.00% 3/1/2048[6]		32	30
Freddie Mac Pool #G61628 3.50% 9/1/2048[6]		6,647	6,174
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[6]		3,805	3,631
Freddie Mac Pool #V85664 3.50% 6/1/2049[6]		30,460	28,240
Freddie Mac Pool #SD7506 4.00% 9/1/2049[6]		47,359	45,407
Freddie Mac Pool #SD7508 3.50% 10/1/2049[6]		9,703	8,995
Freddie Mac Pool #RA1744 4.00% 11/1/2049[6]		713	678
Freddie Mac Pool #QA5118 3.50% 12/1/2049[6]		35,757	32,953
Freddie Mac Pool #SD8106 2.00% 11/1/2050[6]		114,084	93,401
Freddie Mac Pool #SD7528 2.00% 11/1/2050[6]		105,071	86,892
Freddie Mac Pool #SD8128 2.00% 2/1/2051[6]		15,496	12,686
Freddie Mac Pool #SD1729 2.50% 2/1/2051[6]		55,148	47,085
Freddie Mac Pool #SD8134 2.00% 3/1/2051[6]		72,004	58,901
Freddie Mac Pool #RA5287 2.00% 5/1/2051[6]		63,139	51,691
Freddie Mac Pool #RA5288 2.00% 5/1/2051[6]		12,085	9,892
Freddie Mac Pool #RA5259 2.50% 5/1/2051[6]		225,404	191,640
Freddie Mac Pool #RA5559 2.50% 7/1/2051[6]		4,377	3,712
Freddie Mac Pool #QC4071 3.00% 7/1/2051[6]		816	723
Freddie Mac Pool #QC5996 3.00% 8/1/2051[6]		2,184	1,928
Freddie Mac Pool #SD7545 2.50% 9/1/2051[6]		74,141	63,830
Freddie Mac Pool #RA5782 2.50% 9/1/2051[6]		19,111	16,377
Freddie Mac Pool #RA5759 2.50% 9/1/2051[6]		6,967	5,906
Freddie Mac Pool #RA5971 3.00% 9/1/2051[6]		53,236	47,239
Freddie Mac Pool #QC7504 3.00% 9/1/2051[6]		200	176
Freddie Mac Pool #RA6406 2.00% 11/1/2051[6]		6,080	4,985
Freddie Mac Pool #SD7548 2.50% 11/1/2051[6]		479,774	413,091
Freddie Mac Pool #QD1439 3.00% 11/1/2051[6]		1,160	1,019
Freddie Mac Pool #RA6483 2.50% 12/1/2051[6]		72,859	62,190
Freddie Mac Pool #RA6424 2.50% 12/1/2051[6]		64	54
Freddie Mac Pool #RA6428 3.00% 12/1/2051[6]		2,890	2,541
Freddie Mac Pool #QD3120 3.00% 12/1/2051[6]		2,790	2,452
Freddie Mac Pool #QD3298 3.00% 12/1/2051[6]		2,781	2,445
Freddie Mac Pool #QD2732 3.00% 12/1/2051[6]		491	433
Freddie Mac Pool #SD7552 2.50% 1/1/2052[6]		28,300	24,198
Freddie Mac Pool #QD5725 2.50% 1/1/2052[6]		56	47
Freddie Mac Pool #QD5189 3.00% 1/1/2052[6]		1,000	879
Freddie Mac Pool #QD4944 3.00% 1/1/2052[6]		495	435
Freddie Mac Pool #QD7397 2.50% 2/1/2052[6]		499	425
Freddie Mac Pool #RA6528 2.50% 2/1/2052[6]		95	80
Freddie Mac Pool #QD6738 2.50% 2/1/2052[6]		64	54
Freddie Mac Pool #QD6684 2.50% 2/1/2052[6]		60	51
Freddie Mac Pool #RA6608 3.00% 2/1/2052[6]		2,180	1,916
Freddie Mac Pool #RA6702 3.00% 2/1/2052[6]		695	613
Freddie Mac Pool #QD6886 3.00% 2/1/2052[6]		298	262
Freddie Mac Pool #QD7089 3.50% 2/1/2052[6]		9,663	8,803
Freddie Mac Pool #QD9879 2.50% 3/1/2052[6]		3,094	2,624
Freddie Mac Pool #QD8381 2.50% 3/1/2052[6]		974	827

16	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8748 2.50% 3/1/2052[6]	USD	99	$84
Freddie Mac Pool #SD7553 3.00% 3/1/2052[6]		234,454	208,456
Freddie Mac Pool #SD1937 3.00% 3/1/2052[6]		69,005	60,656
Freddie Mac Pool #RA6992 3.00% 3/1/2052[6]		11,805	10,377
Freddie Mac Pool #SD8201 3.00% 3/1/2052[6]		1,517	1,334
Freddie Mac Pool #QD8673 3.00% 3/1/2052[6]		467	411
Freddie Mac Pool #QD9433 3.00% 3/1/2052[6]		453	399
Freddie Mac Pool #RA6955 3.00% 3/1/2052[6]		191	168
Freddie Mac Pool #QD8694 3.50% 3/1/2052[6]		9,000	8,193
Freddie Mac Pool #SD8205 2.50% 4/1/2052[6]		106,000	89,914
Freddie Mac Pool #SD7554 2.50% 4/1/2052[6]		40,018	34,270
Freddie Mac Pool #QE0374 2.50% 4/1/2052[6]		1,499	1,273
Freddie Mac Pool #QE0327 2.50% 4/1/2052[6]		1,496	1,270
Freddie Mac Pool #QE0800 2.50% 4/1/2052[6]		1,000	849
Freddie Mac Pool #QE2310 2.50% 4/1/2052[6]		926	786
Freddie Mac Pool #QE0170 2.50% 4/1/2052[6]		776	658
Freddie Mac Pool #QE5290 2.50% 4/1/2052[6]		25	21
Freddie Mac Pool #QE0181 3.00% 4/1/2052[6]		13,499	11,867
Freddie Mac Pool #QE0992 3.00% 4/1/2052[6]		5,958	5,234
Freddie Mac Pool #QE0761 3.00% 4/1/2052[6]		2,289	2,012
Freddie Mac Pool #RA8251 3.00% 4/1/2052[6]		1,485	1,305
Freddie Mac Pool #QE1075 3.00% 4/1/2052[6]		1,444	1,269
Freddie Mac Pool #QE2315 3.00% 4/1/2052[6]		1,000	879
Freddie Mac Pool #QD9717 3.00% 4/1/2052[6]		500	441
Freddie Mac Pool #QE0244 3.00% 4/1/2052[6]		124	109
Freddie Mac Pool #QE0397 3.00% 4/1/2052[6]		120	106
Freddie Mac Pool #QE0764 3.00% 4/1/2052[6]		97	85
Freddie Mac Pool #QD9278 3.50% 4/1/2052[6]		4,661	4,245
Freddie Mac Pool #QE0246 3.50% 4/1/2052[6]		2,000	1,821
Freddie Mac Pool #QE2352 2.50% 5/1/2052[6]		1,993	1,690
Freddie Mac Pool #QE1752 3.00% 5/1/2052[6]		25,248	22,184
Freddie Mac Pool #QE2551 3.00% 5/1/2052[6]		19,724	17,330
Freddie Mac Pool #QE1754 3.00% 5/1/2052[6]		16,052	14,104
Freddie Mac Pool #QE8223 3.00% 5/1/2052[6]		3,242	2,852
Freddie Mac Pool #QE5295 3.00% 5/1/2052[6]		2,211	1,944
Freddie Mac Pool #QE1864 3.00% 5/1/2052[6]		1,380	1,214
Freddie Mac Pool #QE3080 3.00% 5/1/2052[6]		1,281	1,126
Freddie Mac Pool #QE3984 3.00% 5/1/2052[6]		1,000	879
Freddie Mac Pool #QE1775 3.00% 5/1/2052[6]		726	639
Freddie Mac Pool #RA7399 4.00% 5/1/2052[6]		40,243	37,952
Freddie Mac Pool #QE2335 4.00% 5/1/2052[6]		35,011	33,015
Freddie Mac Pool #SD8219 2.50% 6/1/2052[6]		2,502	2,121
Freddie Mac Pool #QE4044 2.50% 6/1/2052[6]		1,309	1,111
Freddie Mac Pool #SD8220 3.00% 6/1/2052[6]		109,541	96,298
Freddie Mac Pool #QE3248 3.00% 6/1/2052[6]		1,000	879
Freddie Mac Pool #QE3449 3.00% 6/1/2052[6]		327	287
Freddie Mac Pool #QE6313 3.00% 6/1/2052[6]		198	175
Freddie Mac Pool #QE4033 3.00% 6/1/2052[6]		174	153
Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]		800	751
Freddie Mac Pool #RA7502 5.00% 6/1/2052[6]		994	982
Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]		69	61
Freddie Mac Pool #SD8226 3.50% 7/1/2052[6]		28,261	25,705
Freddie Mac Pool #SD1413 3.50% 7/1/2052[6]		6,000	5,460
Freddie Mac Pool #QE5714 3.50% 7/1/2052[6]		5,999	5,458
Freddie Mac Pool #RA7659 3.50% 7/1/2052[6]		2,000	1,820
Freddie Mac Pool #QE6274 3.50% 7/1/2052[6]		2,000	1,819
Freddie Mac Pool #QE5462 4.00% 7/1/2052[6]		325	305
Freddie Mac Pool #SD8237 4.00% 8/1/2052[6]		213,638	200,601
Freddie Mac Pool #SD1766 4.00% 8/1/2052[6]		15,970	15,081
Freddie Mac Pool #SD8238 4.50% 8/1/2052[6]		5,898	5,683
Freddie Mac Pool #QE8065 4.50% 8/1/2052[6]		2,909	2,803
Freddie Mac Pool #QE7950 5.00% 8/1/2052[6]		931	919
Freddie Mac Pool #QF0655 5.00% 8/1/2052[6]		25	25
Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]		12,256	10,774
Freddie Mac Pool #QF0154 3.00% 9/1/2052[6]		33	29
Freddie Mac Pool #SD8243 3.50% 9/1/2052[6]		5,999	5,458
Freddie Mac Pool #SD8244 4.00% 9/1/2052[6]		163,023	153,074

American Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE9573 4.00% 9/1/2052[6]	USD	44	$41
Freddie Mac Pool #QF0109 4.50% 9/1/2052[6]		13,242	12,759
Freddie Mac Pool #RA7938 5.00% 9/1/2052[6]		63,720	62,899
Freddie Mac Pool #SD8246 5.00% 9/1/2052[6]		34,700	34,253
Freddie Mac Pool #QF2029 3.00% 10/1/2052[6]		458	402
Freddie Mac Pool #QF0980 3.00% 10/1/2052[6]		68	60
Freddie Mac Pool #QF2687 3.50% 10/1/2052[6]		457	415
Freddie Mac Pool #QF1489 4.00% 10/1/2052[6]		1,000	939
Freddie Mac Pool #SD8256 4.00% 10/1/2052[6]		200	188
Freddie Mac Pool #SD8257 4.50% 10/1/2052[6]		553,428	533,224
Freddie Mac Pool #QF1236 4.50% 10/1/2052[6]		5,497	5,296
Freddie Mac Pool #QF1731 4.50% 10/1/2052[6]		297	286
Freddie Mac Pool #SD8263 3.00% 11/1/2052[6]		3,405	2,993
Freddie Mac Pool #QF3340 3.00% 11/1/2052[6]		1,528	1,343
Freddie Mac Pool #QF3337 3.50% 11/1/2052[6]		11,144	10,138
Freddie Mac Pool #SD8264 3.50% 11/1/2052[6]		7,017	6,383
Freddie Mac Pool #SD8273 3.50% 11/1/2052[6]		6,499	5,913
Freddie Mac Pool #SD1897 4.50% 11/1/2052[6]		168,760	165,574
Freddie Mac Pool #SD1895 4.50% 11/1/2052[6]		34,169	33,567
Freddie Mac Pool #QF2445 4.50% 11/1/2052[6]		1,998	1,925
Freddie Mac Pool #QF2938 5.00% 11/1/2052[6]		999	986
Freddie Mac Pool #QF2497 5.00% 11/1/2052[6]		910	899
Freddie Mac Pool #QF3143 6.50% 11/1/2052[6]		1,293	1,329
Freddie Mac Pool #SD8272 3.00% 12/1/2052[6]		16,914	14,867
Freddie Mac Pool #QF4576 3.50% 12/1/2052[6]		60	55
Freddie Mac Pool #QF4579 4.00% 12/1/2052[6]		81	76
Freddie Mac Pool #SD8276 5.00% 12/1/2052[6]		90,412	89,246
Freddie Mac Pool #QF3978 5.00% 12/1/2052[6]		915	904
Freddie Mac Pool #SD8281 6.50% 12/1/2052[6]		1,508	1,547
Freddie Mac Pool #QF4663 6.50% 12/1/2052[6]		419	430
Freddie Mac Pool #SD8284 3.00% 1/1/2053[6]		893	785
Freddie Mac Pool #SD8285 3.50% 1/1/2053[6]		13,843	12,593
Freddie Mac Pool #SD8288 5.00% 1/1/2053[6]		317,139	313,051
Freddie Mac Pool #SD8289 5.50% 1/1/2053[6]		870	873
Freddie Mac Pool #SD8282 6.50% 1/1/2053[6]		9,457	9,701
Freddie Mac, Series T041, Class 3A, 4.402% 7/25/2032[5,6]		806	772
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[6]		813	817
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 8/25/2023[6]		15,595	15,361
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 1/25/2024[6]		43,001	42,108
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[6]		11,096	10,678
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[5,6]		58,789	57,343
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[6]		27,390	26,302
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[6]		99,804	83,789
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[5,6]		15,584	14,583
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[6]		5,304	4,915
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[5,6]		20,742	19,533
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]		35,287	32,783
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[5,6]		34,984	32,710
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[5,6]		7,348	6,706
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]		6,091	5,523
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]		23,734	22,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[6]		15,021	13,590
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]		67,307	63,512
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[6]		38,137	35,364
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]		7,627	7,282

18	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[6]	USD	28,616	$27,276
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[6]		24,325	22,346
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[6]		10,633	9,771
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[6]		5,281	4,720
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[6]		1,427	1,167
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[6]		14,007	13,514
Government National Mortgage Assn. 2.00% 1/1/2053[6,7]		210,334	176,323
Government National Mortgage Assn. 2.50% 1/1/2053[6,7]		3,058	2,650
Government National Mortgage Assn. 3.00% 1/1/2053[6,7]		250,000	222,663
Government National Mortgage Assn. 3.50% 1/1/2053[6,7]		10,000	9,189
Government National Mortgage Assn. 4.50% 1/1/2053[6,7]		891,829	865,275
Government National Mortgage Assn. 5.00% 1/1/2053[6,7]		168,943	167,430
Government National Mortgage Assn. 5.50% 1/1/2053[6,7]		156,769	157,695
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[6]		1,274	1,347
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[6]		3,377	3,274
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[6]		38	37
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[6]		71	71
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[6]		3,009	2,988
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[6]		22,648	20,500
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[6]		10,996	10,568
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[6]		1,915	1,840
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[6]		2,255	2,168
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[6]		18,327	17,613
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[6]		20,478	19,681
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[6]		22,171	20,676
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[6]		3,766	3,709
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[6]		472	452
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[6]		1,334	1,296
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[6]		22,923	21,322
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[6]		1,003	985
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[6]		395	386
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[6]		545	535
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[6]		4,652	4,558
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[6]		391	382
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[6]		398	390
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[6]		8,736	8,596
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]		288,547	273,335
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[6]		30,026	28,443
Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/2052[6]		48,263	46,871
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[6]		31,400	29,742
Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/2052[6]		733	711
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[6]		3	3
Uniform Mortgage-Backed Security 2.50% 1/1/2038[6,7]		121,072	110,804
Uniform Mortgage-Backed Security 4.00% 1/1/2038[6,7]		50,000	48,748
Uniform Mortgage-Backed Security 4.50% 12/1/2052[6,7]		2,263	2,178
Uniform Mortgage-Backed Security 2.00% 1/1/2053[6,7]		1,010,625	822,577
Uniform Mortgage-Backed Security 2.50% 1/1/2053[6,7]		150,000	127,047
Uniform Mortgage-Backed Security 3.00% 1/1/2053[6,7]		4,559	4,002
Uniform Mortgage-Backed Security 4.00% 1/1/2053[6,7]		192,380	180,447
Uniform Mortgage-Backed Security 4.50% 1/1/2053[6,7]		256,626	247,020
Uniform Mortgage-Backed Security 5.00% 1/1/2053[6,7]		191,490	188,720
Uniform Mortgage-Backed Security 5.50% 1/1/2053[6,7]		68,710	68,901
Uniform Mortgage-Backed Security 6.00% 1/1/2053[6,7]		85,312	86,598
Uniform Mortgage-Backed Security 6.50% 1/1/2053[6,7]		250,000	256,072
Uniform Mortgage-Backed Security 2.00% 2/1/2053[6,7]		454,498	370,320
Uniform Mortgage-Backed Security 2.50% 2/1/2053[6,7]		530,300	449,632
Uniform Mortgage-Backed Security 3.00% 2/1/2053[6,7]		41,441	36,411
Uniform Mortgage-Backed Security 3.50% 2/1/2053[6,7]		45,000	40,914
Uniform Mortgage-Backed Security 4.00% 2/1/2053[6,7]		555,558	521,228
Uniform Mortgage-Backed Security 4.50% 2/1/2053[6,7]		176,230	169,654
Uniform Mortgage-Backed Security 5.00% 2/1/2053[6,7]		944,375	930,567

American Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 2/1/2053[6,7]	USD	630,411	$631,842
Uniform Mortgage-Backed Security 6.00% 2/1/2053[6,7]		305,438	309,778
Uniform Mortgage-Backed Security 6.50% 2/1/2053[6,7]		137,800	140,953
			19,755,061

Commercial mortgage-backed securities 0.58%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[5,6]		19,903	19,973
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 3/15/2032[5,6]		5,000	5,185
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[6]		3,422	3,210
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[6]		405	373
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[6]		795	742
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[6]		503	464
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[5,6]		9,618	9,190
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[6]		4,013	3,549
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[6]		17,962	15,038
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[5,6]		12,752	11,232
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 5.293% 8/15/2036[4,5,6]		11,890	11,690
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[6]		11,250	10,424
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[6]		9,988	9,540
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[6]		17,048	14,203
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[5,6]		3,073	2,978
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[5,6]		54,265	57,417
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[6]		8,000	7,031
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/2039[4,5,6]		8,311	8,161
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 6.655% 5/15/2039[4,5,6]		5,710	5,516
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.234% 4/15/2037[4,5,6]		23,495	22,984
BX Commercial Mortgage Trust 2019-XL, Class A, (1-month USD-LIBOR + 0.92%) 5.37% 10/15/2036[4,5,6]		2,107	2,083
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 4.907% 9/15/2034[4,5,6]		43,539	41,761
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.018% 9/15/2036[4,5,6]		43,661	42,120
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.268% 9/15/2036[4,5,6]		2,020	1,909
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.217% 10/15/2036[4,5,6]		73,046	69,610
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.615% 10/15/2036[4,5,6]		24,867	23,390
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.827% 4/15/2037[4,5,6]		27,993	27,449
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.175% 4/15/2037[4,5,6]		3,972	3,763
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.988% 6/15/2038[4,5,6]		54,183	52,262
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.168% 11/15/2038[4,5,6]		45,534	43,878
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[4,5,6]		1,977	1,976
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.524% 3/15/2035[4,5,6]		11,185	10,693
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[6]		12,890	11,915
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[6]		1,338	1,306
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[6]		2,395	2,253
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[6]		800	734
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[6]		1,280	1,239
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[6]		15,135	14,511
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[6]		3,120	3,030
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[5,6]		1,000	910
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[6]		550	502

20	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.398% 7/15/2038[4,5,6]	USD	18,390	$17,888
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.698% 7/15/2038[4,5,6]		14,913	14,362
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.018% 7/15/2038[4,5,6]		10,694	10,288
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.568% 7/15/2038[4,5,6]		4,707	4,519
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[6]		49,523	41,778
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,6]		27,847	21,414
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[4,5,6]		2,434	2,366
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[6]		3,200	3,091
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.067% 8/15/2024[4,5,6]		5,925	5,846
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 5.76% 8/15/2024[4,5,6]		2,196	2,153
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 5.943% 8/15/2024[4,5,6]		5,081	4,921
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 6.255% 8/15/2024[4,5,6]		2,272	2,228
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[6]		1,568	1,447
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[6]		405	378
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[6]		19,842	16,417
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.283% 8/15/2039[5,6]		4,325	4,308
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[6]		12,784	12,495
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[6]		2,520	2,358
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[6]		930	856
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,6]		39,275	33,645
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,6]		13,012	10,615
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,5,6]		11,149	8,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[4,6]		12,316	10,076
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[5,6]		8,015	7,487
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.368% 10/15/2038[4,5,6]		14,958	14,329
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 5.718% 10/15/2038[4,5,6]		7,617	7,215
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,6]		72,851	62,316
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.119% 4/15/2026[4,5,6]		16,128	15,665
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[6]		8,016	7,767
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[6]		2,224	2,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[6]		1,337	1,300
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[6]		1,600	1,517
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[6]		972	911
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[6]		2,490	2,284
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,6]		25,630	20,510
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.049% 11/15/2038[4,5,6]		25,963	25,010
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.336% 1/15/2039[4,5,6]		54,009	52,206
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[6]		9,337	8,920

American Balanced Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[6]	USD	455	$414
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[6]		10,015	9,450
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[6]		4,008	3,510
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[6]		795	743
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[4,5,6]		65,442	65,384
			1,117,411

Collateralized mortgage-backed obligations (privately originated) 0.29%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,6]		6,295	4,974
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,6]		653	596
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,6,8]		18,002	16,565
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 5.989% 7/25/2029[4,5,6]		3,639	3,637
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,6]		9,454	8,441
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,6]		3,693	3,321
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,6]		2,343	2,222
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,6]		12,167	10,551
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,6,8]		25,036	22,302
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[4,5,6]		1,629	1,584
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[4,5,6]		3,670	3,459
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[4,5,6]		6,481	5,977
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,6]		5,789	5,592
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.305% 12/25/2033[5,6]		261	238
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,6]		30,154	28,495
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,6]		858	782
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,6]		15,683	13,281
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 4.678% 10/25/2041[4,5,6]		764	758
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,6]		17,486	15,643
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[4,5,6]		14,358	12,334
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[6]		81	79
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[6]		215	218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[6]		734	699
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,6]		13,945	14,929
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,6]		59,891	61,574
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,6]		1,930	1,984
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,6]		2,176	2,144
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[4,5,6]		18,245	14,733
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[4,5,6]		17,051	13,747
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,6]		17,709	14,301
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[4,5,6]		25,434	20,538
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,6]		19,592	15,821
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 7.689% 10/25/2027[5,6]		3,283	3,318
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.228% 2/25/2042[4,5,6]		10,191	10,027
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/2042[4,5,6]		8,388	8,350
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/2042[4,5,6]		5,133	5,143
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,6]		37,126	31,186
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,6]		16,138	13,961
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[4,5,6]		3,847	3,106

22	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[4,5,6]	USD	13,362	$13,352
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[4,5,6]		6,720	6,107
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,6,8]		13,222	11,902
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.239% 11/25/2055[4,5,6]		32,320	31,270
Mill City Mortgage Trust, Series 15-1, Class M2, 3.616% 6/25/2056[4,5,6]		3,192	3,161
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,6]		5,745	5,429
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,6]		723	686
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[4,5,6]		22,272	17,985
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,6]		39,134	32,610
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,6]		7,764	7,049
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/2063[4,5,6]		3,887	3,588
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,6]		2,708	2,655
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,6]		7,292	7,089
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[4,5,6]		605	604
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,6]		8,460	7,918
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,6]		9,394	8,909
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,6]		2,743	2,598
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,6]		601	534
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,6]		2,170	1,889
			561,945

Total mortgage-backed obligations			21,434,417

U.S. Treasury bonds & notes 7.59%
U.S. Treasury 4.77%
U.S. Treasury 2.50% 3/31/2023		5,993	5,966
U.S. Treasury 2.75% 4/30/2023		99	98
U.S. Treasury 1.375% 6/30/2023		36,605	36,040
U.S. Treasury 0.125% 8/31/2023		5,735	5,564
U.S. Treasury 2.625% 12/31/2023		4,079	3,998
U.S. Treasury 2.25% 1/31/2024		49,560	48,273
U.S. Treasury 2.50% 1/31/2024		60,223	58,821
U.S. Treasury 0.25% 3/15/2024		74,120	70,310
U.S. Treasury 3.00% 6/30/2024		72,001	70,279
U.S. Treasury 3.25% 8/31/2024		125,945	123,327
U.S. Treasury 0.375% 9/15/2024		120,000	111,854
U.S. Treasury 2.25% 11/15/2024		74,340	71,415
U.S. Treasury 4.50% 11/30/2024		256	256
U.S. Treasury 2.00% 2/15/2025		29,740	28,307
U.S. Treasury 2.125% 5/15/2025		24,780	23,561
U.S. Treasury 3.00% 7/15/2025		10,462	10,135
U.S. Treasury 3.125% 8/15/2025		38,400	37,285
U.S. Treasury 2.75% 8/31/2025		113,990	109,623
U.S. Treasury 3.00% 10/31/2025		178,410	172,372
U.S. Treasury 4.50% 11/15/2025		185,000	186,174
U.S. Treasury 2.875% 11/30/2025		114,981	110,686
U.S. Treasury 4.00% 12/15/2025		159,097	158,103
U.S. Treasury 2.25% 3/31/2026		52,663	49,643
U.S. Treasury 0.75% 8/31/2026		37	33
U.S. Treasury 0.875% 9/30/2026		2,380	2,114
U.S. Treasury 1.125% 10/31/2026		79,610	71,204
U.S. Treasury 2.00% 11/15/2026		47,200	43,653
U.S. Treasury 6.50% 11/15/2026		39,650	42,961
U.S. Treasury 2.25% 2/15/2027		11,150	10,378
U.S. Treasury 1.125% 2/28/2027		930	827
U.S. Treasury 2.375% 5/15/2027		4,310	4,019
U.S. Treasury 3.25% 6/30/2027		242,903	234,936
U.S. Treasury 2.75% 7/31/2027		47,800	45,237
U.S. Treasury 6.375% 8/15/2027		35,690	39,081
U.S. Treasury 3.875% 11/30/2027		820,063	815,621
U.S. Treasury 0.625% 12/31/2027		117,280	99,390
U.S. Treasury 2.75% 2/15/2028		10,841	10,195
U.S. Treasury 2.875% 5/15/2028		50,318	47,512
U.S. Treasury 1.25% 6/30/2028		195,000	168,633

American Balanced Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.00% 7/31/2028	USD	100,000	$85,021
U.S. Treasury 1.375% 10/31/2028		150,000	129,536
U.S. Treasury 3.125% 11/15/2028		44,485	42,418
U.S. Treasury 1.50% 11/30/2028		50,000	43,417
U.S. Treasury 5.25% 2/15/2029		35,690	37,921
U.S. Treasury 3.25% 6/30/2029		58,480	55,954
U.S. Treasury 1.625% 8/15/2029		24,780	21,499
U.S. Treasury 3.875% 11/30/2029		263,159	261,419
U.S. Treasury 0.625% 5/15/2030		24,780	19,618
U.S. Treasury 0.625% 8/15/2030		114,675	90,275
U.S. Treasury 1.25% 8/15/2031		38,263	31,068
U.S. Treasury 2.875% 5/15/2032		323,416	298,202
U.S. Treasury 2.75% 8/15/2032		37,500	34,143
U.S. Treasury 4.125% 11/15/2032		836,775	853,448
U.S. Treasury 4.25% 5/15/2039		89,230	92,093
U.S. Treasury 1.125% 5/15/2040[9]		39,649	24,881
U.S. Treasury 2.25% 5/15/2041		140,792	105,981
U.S. Treasury 2.00% 11/15/2041		6,986	5,002
U.S. Treasury 2.375% 2/15/2042		29,288	22,388
U.S. Treasury 3.25% 5/15/2042		677,197	594,626
U.S. Treasury 2.75% 8/15/2042		32,660	26,346
U.S. Treasury 3.375% 8/15/2042[9]		155,000	138,674
U.S. Treasury 4.00% 11/15/2042[9]		324,238	317,696
U.S. Treasury 3.125% 2/15/2043		47,605	40,700
U.S. Treasury 2.875% 5/15/2043		36,090	29,548
U.S. Treasury 3.625% 2/15/2044		24,780	22,800
U.S. Treasury 3.125% 8/15/2044		39,447	33,420
U.S. Treasury 2.50% 2/15/2045		51,860	39,220
U.S. Treasury 3.00% 5/15/2045		24,780	20,491
U.S. Treasury 3.00% 11/15/2045		24,780	20,465
U.S. Treasury 3.00% 5/15/2047		59,532	48,938
U.S. Treasury 2.75% 8/15/2047		99,300	77,947
U.S. Treasury 3.00% 2/15/2048		4,007	3,302
U.S. Treasury 2.00% 2/15/2050		65,583	43,569
U.S. Treasury 2.375% 5/15/2051		16,475	11,877
U.S. Treasury 2.00% 8/15/2051		5,468	3,599
U.S. Treasury 1.875% 11/15/2051		25,500	16,239
U.S. Treasury 2.25% 2/15/2052[9]		289,680	202,509
U.S. Treasury 3.00% 8/15/2052[9]		2,493,982	2,067,910
			9,142,044

U.S. Treasury inflation-protected securities 2.82%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[10]		374,638	371,037
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[10]		38,695	37,900
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]		173,691	169,032
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]		63,044	61,068
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[10]		54,109	52,149
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]		223,909	214,923
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[10]		78,344	78,493
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[10]		74,176	70,694
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]		593,101	569,906
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[10]		678,764	645,163
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[10]		776,069	729,550
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]		683,946	641,481
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[10]		302,380	285,099
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]		229,012	213,396
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]		295,224	294,850
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[10]		37,919	37,931
U.S. Treasury Inflation-Protected Security 0.75% 7/15/2028[10]		176,494	168,137
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[10]		145,173	138,295
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[10]		6,457	5,802
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[10]		212,775	188,783
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[10]		26,362	21,261
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[10]		48,162	44,679
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[10]		22,357	18,995

24	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[10]	USD	2,873	$1,940
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[9,10]		243,765	157,249
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[9,10]		307,266	198,524
			5,416,337

Total U.S. Treasury bonds & notes			14,558,381

Corporate bonds, notes & loans 6.77%
Financials 2.54%
AerCap Ireland Capital DAC 1.65% 10/29/2024		65,961	60,887
AerCap Ireland Capital DAC 6.50% 7/15/2025		7,190	7,292
AerCap Ireland Capital DAC 1.75% 1/30/2026		10,369	9,134
AerCap Ireland Capital DAC 2.45% 10/29/2026		48,625	42,583
AerCap Ireland Capital DAC 3.00% 10/29/2028		58,191	48,856
AerCap Ireland Capital DAC 3.30% 1/30/2032		26,947	21,132
AerCap Ireland Capital DAC 3.40% 10/29/2033		12,659	9,632
AerCap Ireland Capital DAC 3.85% 10/29/2041		14,504	10,306
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023		23,000	22,138
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]		41,000	41,789
Ally Financial, Inc. 8.00% 11/1/2031		4,250	4,430
Ally Financial, Inc. 8.00% 11/1/2031		3,250	3,364
American Express Co. 2.25% 3/4/2025		20,000	18,894
American Express Co. 2.55% 3/4/2027		13,925	12,688
American Express Co. 5.85% 11/5/2027		3,900	4,067
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]		15,687	14,866
American International Group, Inc. 2.50% 6/30/2025		7,432	7,003
American International Group, Inc. 4.375% 6/30/2050		4,240	3,609
Arthur J. Gallagher & Co. 3.50% 5/20/2051		5,791	4,067
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]		4,134	4,188
Banco Santander, SA 2.746% 5/28/2025		5,000	4,684
Banco Santander, SA 5.147% 8/18/2025		13,000	12,869
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]		20,600	17,621
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		21,127	17,701
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]		10,000	9,592
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[8]		19,820	17,640
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[8]		12,694	11,245
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]		22,000	21,073
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]		86,250	84,378
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]		32,569	33,685
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]		38,490	34,919
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]		69,705	58,779
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]		16,073	12,417
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[8]		2,895	2,275
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[8]		19,105	15,441
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[8]		22,000	20,186
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[8]		49,824	47,450
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,8]		5,000	4,963
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[8]		8,829	9,145
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]		7,000	7,064
BNP Paribas 4.375% 9/28/2025[4]		5,700	5,541
BNP Paribas 4.375% 5/12/2026[4]		6,350	6,058
BNP Paribas 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[4,8]		1,412	1,230
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[4,8]		32,442	28,389
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,8]		83,056	73,162
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[4,8]		5,000	4,171
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,8]		24,859	20,310
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,8]		30,232	23,712
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[8]		34,875	33,400
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]		22,000	21,568
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[8]		21,500	20,848
Charles Schwab Corp. 3.45% 2/13/2026		1,616	1,564
Charles Schwab Corp. 2.45% 3/3/2027		14,200	12,966
Charles Schwab Corp. 2.90% 3/3/2032		18,000	15,346

American Balanced Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	USD	10,606	$8,293
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		16,783	15,567
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]		41,750	41,972
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]		61,105	55,175
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[8]		26,121	25,320
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[8]		30,000	27,659
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]		5,370	4,527
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[8]		22,693	23,483
CME Group, Inc. 3.75% 6/15/2028		2,230	2,147
Corebridge Financial, Inc. 3.50% 4/4/2025[4]		19,009	18,240
Corebridge Financial, Inc. 3.65% 4/5/2027[4]		43,861	40,953
Corebridge Financial, Inc. 3.85% 4/5/2029[4]		29,794	27,198
Corebridge Financial, Inc. 3.90% 4/5/2032[4]		16,820	14,736
Corebridge Financial, Inc. 4.35% 4/5/2042[4]		1,622	1,337
Corebridge Financial, Inc. 4.40% 4/5/2052[4]		3,907	3,116
Crédit Agricole SA 4.375% 3/17/2025[4]		5,460	5,279
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,8]		17,106	15,608
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,8]		13,656	11,957
Credit Suisse Group AG 3.80% 6/9/2023		26,053	25,373
Credit Suisse Group AG 4.207% 6/12/2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,8]		23,000	22,429
Credit Suisse Group AG 3.625% 9/9/2024		7,250	6,765
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,8]		12,081	10,687
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,8]		42,692	36,497
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,8]		53,787	43,093
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,8]		23,405	21,349
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,8]		10,450	8,391
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,8]		53,999	42,023
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,8]		44,165	30,604
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[4,8]		4,250	3,740
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,8]		34,964	35,896
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[4,8]		20,000	19,389
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,8]		45,000	38,598
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,8]		14,225	13,101
Deutsche Bank AG 3.95% 2/27/2023		63,683	63,467
Deutsche Bank AG 0.898% 5/28/2024		19,230	17,991
Deutsche Bank AG 3.70% 5/30/2024		36,145	35,539
Deutsche Bank AG 3.70% 5/30/2024		28,800	28,002
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[8]		45,250	43,716
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]		16,750	16,018
Deutsche Bank AG 4.10% 1/13/2026		21,547	20,732
Deutsche Bank AG 4.10% 1/13/2026		5,139	4,939
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]		101,621	89,753
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]		57,316	48,670
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]		93,958	79,992
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[8]		27,790	22,339
Discover Financial Services 6.70% 11/29/2032		5,375	5,480
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,5]		41,250	41,294
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[8]		15,000	13,170
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]		44,600	38,529
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]		121,291	106,213
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]		44,541	39,722
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]		60,638	56,572
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[8]		34,354	32,982
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[8]		108,358	88,266
Groupe BPCE SA 2.75% 1/11/2023[4]		2,510	2,509
Groupe BPCE SA 5.70% 10/22/2023[4]		13,830	13,730
Groupe BPCE SA 4.625% 7/11/2024[4]		33,950	33,060
Groupe BPCE SA 5.15% 7/21/2024[4]		39,440	38,632
Groupe BPCE SA 1.625% 1/14/2025[4]		24,000	22,355
Groupe BPCE SA 1.00% 1/20/2026[4]		25,000	21,943
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,8]		12,975	11,543
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,8]		325	244

26	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[8]	USD	2,350	$2,209
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[8]		3,250	2,806
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[8]		2,247	2,127
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[8]		5,940	5,211
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		47,000	40,223
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		44,000	41,748
Intesa Sanpaolo SpA 3.375% 1/12/2023[4]		68,977	68,944
Intesa Sanpaolo SpA 5.017% 6/26/2024[4]		78,202	75,220
Intesa Sanpaolo SpA 3.25% 9/23/2024[4]		5,540	5,258
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]		2,550	2,603
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]		70,094	62,593
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]		43,573	38,468
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,8]		24,225	24,645
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[8]		61,442	56,929
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]		15,000	14,577
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[8]		92,000	79,768
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		45,000	40,772
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]		53,000	50,696
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		43,348	42,326
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[8]		35,000	31,824
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[8]		54,174	45,340
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[8]		1,196	1,111
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[8]		19,912	19,018
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]		21,318	18,787
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[8]		5,000	4,842
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]		22,400	20,872
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]		3,100	2,687
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]		37,368	34,550
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]		21,560	19,858
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		2,500	2,466
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		3,750	3,630
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		7,010	5,756
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]		10,000	8,698
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]		46,000	42,325
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]		65,500	56,864
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]		34,600	30,011
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]		24,000	21,158
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]		23,000	21,720
Mitsubishi UFJ Financial Group, Inc. 3.195% 7/18/2029		960	840
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]		34,000	29,660
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]		20,740	20,643
Moody’s Corp. 4.25% 8/8/2032		5,465	5,123
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]		9,785	9,627
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]		83,064	72,183
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[8]		14,536	12,936
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[8]		22,000	20,958
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[8]		39,474	40,819
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[8]		31,624	24,337
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[8]		14,421	11,704
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[8]		8,669	7,950

American Balanced Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[8]	USD	2,854	$2,123
MSCI, Inc. 3.25% 8/15/2033[4]		26,400	20,426
National Australia Bank, Ltd. 1.887% 1/12/2027[4]		15,000	13,349
National Securities Clearing Corp. 5.10% 11/21/2027[4]		6,000	6,045
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[8]		5,000	5,209
New York Life Global Funding 2.35% 7/14/2026[4]		2,970	2,736
Northern Trust Corp. 6.125% 11/2/2032		5,000	5,288
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]		10,000	10,114
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[8]		5,000	5,048
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[8]		29,894	31,219
Power Financial Corp., Ltd. 5.25% 8/10/2028		3,067	2,984
Power Financial Corp., Ltd. 6.15% 12/6/2028		2,760	2,808
Power Financial Corp., Ltd. 4.50% 6/18/2029		4,446	4,115
Power Financial Corp., Ltd. 3.95% 4/23/2030		9,727	8,557
Prudential Financial, Inc. 4.35% 2/25/2050		7,760	6,612
Prudential Financial, Inc. 3.70% 3/13/2051		945	726
Royal Bank of Canada 1.15% 6/10/2025		4,420	4,050
Santander Holdings USA, Inc. 3.50% 6/7/2024		41,605	40,443
Santander Holdings USA, Inc. 2.49% 1/6/2028[8]		28,375	24,383
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[8]		990	1,024
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]		14,240	13,196
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027		8,800	7,813
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026		10,000	8,721
Synchrony Bank 5.40% 8/22/2025		21,000	20,631
Synchrony Bank 5.625% 8/23/2027		21,000	20,497
Synchrony Financial 4.375% 3/19/2024		11,550	11,348
Synchrony Financial 4.25% 8/15/2024		12,369	12,093
Toronto-Dominion Bank 2.65% 6/12/2024		7,113	6,885
Toronto-Dominion Bank 1.25% 9/10/2026		19,849	17,382
Toronto-Dominion Bank 1.95% 1/12/2027		10,000	8,924
Toronto-Dominion Bank 2.45% 1/12/2032		7,500	6,094
Travelers Companies, Inc. 4.00% 5/30/2047		3,380	2,749
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]		21,000	20,544
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]		5,000	4,917
UBS Group AG 4.125% 9/24/2025[4]		4,030	3,923
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,8]		6,350	5,568
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,8]		39,750	34,248
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,8]		22,350	21,423
UniCredit SpA 4.625% 4/12/2027[4]		5,540	5,192
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,8]		29,627	26,050
Unum Group 3.875% 11/5/2025		5,045	4,823
Vigorous Champion International, Ltd. 4.25% 5/28/2029		3,162	2,843
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[8]		45,118	42,698
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		12,889	12,538
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]		148,694	137,959
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]		46,221	45,220
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[8]		17,595	14,983
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[8]		2,650	2,348
Westpac Banking Corp. 2.75% 1/11/2023		6,880	6,877
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]		3,750	3,441

28	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]	USD	3,750	$3,223
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]		28,300	21,093
Westpac Banking Corp. 2.963% 11/16/2040		12,915	8,572
			4,867,716

Consumer discretionary 0.87%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		4,100	2,562
Amazon.com, Inc. 1.20% 6/3/2027		6,250	5,422
Amazon.com, Inc. 4.55% 12/1/2027		5,000	4,992
Amazon.com, Inc. 2.70% 6/3/2060		2,770	1,682
American Honda Finance Corp. 3.50% 2/15/2028		2,500	2,341
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[4]		24,000	23,065
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]		14,750	13,699
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[4]		8,050	7,729
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]		22,985	20,283
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		15,255	14,279
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]		12,025	10,128
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]		18,675	14,525
DaimlerChrysler North America Holding Corp. 1.75% 3/10/2023[4]		31,720	31,533
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[4]		16,430	16,155
General Motors Company 6.125% 10/1/2025		32,572	33,182
General Motors Company 6.80% 10/1/2027		24,419	25,388
General Motors Company 5.40% 10/15/2029		20,194	19,316
General Motors Company 5.60% 10/15/2032		21,000	19,569
General Motors Financial Co. 3.25% 1/5/2023		8,417	8,416
General Motors Financial Co. 3.70% 5/9/2023		11,361	11,306
General Motors Financial Co. 3.80% 4/7/2025		32,650	31,545
General Motors Financial Co. 2.75% 6/20/2025		36,850	34,529
General Motors Financial Co. 1.25% 1/8/2026		8,000	7,053
General Motors Financial Co. 1.50% 6/10/2026		69,104	60,095
General Motors Financial Co. 4.00% 10/6/2026		4,991	4,705
General Motors Financial Co. 2.35% 2/26/2027		56,507	49,428
General Motors Financial Co. 2.70% 8/20/2027		55,425	48,536
General Motors Financial Co. 2.40% 4/10/2028		22,789	19,206
General Motors Financial Co. 2.40% 10/15/2028		51,121	42,483
General Motors Financial Co. 4.30% 4/6/2029		18,400	16,518
General Motors Financial Co. 3.60% 6/21/2030		5,785	4,881
General Motors Financial Co. 2.35% 1/8/2031		43,356	32,787
General Motors Financial Co. 2.70% 6/10/2031		36,632	28,151
Home Depot, Inc. 1.50% 9/15/2028		15,000	12,781
Home Depot, Inc. 2.95% 6/15/2029		2,390	2,167
Home Depot, Inc. 1.875% 9/15/2031		10,000	8,017
Hyundai Capital America 2.375% 2/10/2023[4]		39,473	39,386
Hyundai Capital America 5.75% 4/6/2023[4]		9,000	9,007
Hyundai Capital America 1.25% 9/18/2023[4]		13,111	12,710
Hyundai Capital America 0.875% 6/14/2024[4]		21,810	20,354
Hyundai Capital America 3.40% 6/20/2024[4]		36,500	35,245
Hyundai Capital America 1.00% 9/17/2024[4]		93,880	86,796
Hyundai Capital America 2.65% 2/10/2025[4]		51,765	48,724
Hyundai Capital America 5.875% 4/7/2025[4]		9,000	9,043
Hyundai Capital America 1.80% 10/15/2025[4]		3,275	2,949
Hyundai Capital America 1.30% 1/8/2026[4]		23,790	20,831
Hyundai Capital America 1.50% 6/15/2026[4]		28,381	24,623
Hyundai Capital America 1.65% 9/17/2026[4]		64,501	56,772
Hyundai Capital America 3.00% 2/10/2027[4]		35,725	32,112
Hyundai Capital America 2.375% 10/15/2027[4]		27,070	23,202
Hyundai Capital America 1.80% 1/10/2028[4]		21,000	17,256
Hyundai Capital America 2.00% 6/15/2028[4]		20,408	16,658
Hyundai Capital America 2.10% 9/15/2028[4]		26,350	21,674
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]		6,975	6,384
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]		9,245	8,040
KIA Corp. 2.375% 2/14/2025[4]		13,200	12,258
Marriott International, Inc. 5.75% 5/1/2025		1,305	1,317
Marriott International, Inc. 3.125% 6/15/2026		1,640	1,537
Marriott International, Inc. 2.85% 4/15/2031		710	577

American Balanced Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD	21,521	$16,480
McDonald’s Corp. 4.60% 9/9/2032		1,275	1,251
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]		8,625	8,681
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[4]		15,150	15,253
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[4]		21,300	19,422
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]		48,361	40,432
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]		29,875	23,266
Nissan Motor Co., Ltd. 3.043% 9/15/2023[4]		800	784
Nissan Motor Co., Ltd. 3.522% 9/17/2025[4]		30,055	27,947
Nissan Motor Co., Ltd. 2.00% 3/9/2026[4]		42,000	36,164
Nissan Motor Co., Ltd. 4.345% 9/17/2027[4]		5,400	4,905
Nissan Motor Co., Ltd. 2.75% 3/9/2028[4]		53,150	43,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030[4]		40,500	34,460
Sands China, Ltd. 2.80% 3/8/2027[8]		8,630	7,403
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		37,275	32,035
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		10,000	9,919
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		29,155	22,314
Stellantis Finance US, Inc. 6.375% 9/12/2032[4]		25,740	25,486
The Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027		4,000	3,479
Toyota Motor Credit Corp. 5.40% 11/10/2025		5,000	5,082
Toyota Motor Credit Corp. 0.80% 1/9/2026		15,815	14,108
Toyota Motor Credit Corp. 1.90% 1/13/2027		10,000	8,938
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[4]		10,113	9,685
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[4]		10,544	10,079
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[4]		9,250	9,108
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[4]		20,301	18,118
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[4]		21,650	18,161
			1,662,002

Utilities 0.64%
AEP Transmission Co., LLC 3.65% 4/1/2050		2,925	2,245
American Electric Power Company, Inc. 1.00% 11/1/2025		2,200	1,967
Baltimore Gas & Electric 4.55% 6/1/2052		4,325	3,844
Comisión Federal de Electricidad 4.688% 5/15/2029[4]		40,160	35,696
Consumers Energy Co. 3.10% 8/15/2050		7,500	5,245
Duke Energy Carolinas, LLC 3.95% 11/15/2028		5,340	5,135
Duke Energy Corp. 0.90% 9/15/2025		4,575	4,092
Duke Energy Corp. 4.50% 8/15/2032		29,650	27,862
Duke Energy Corp. 3.50% 6/15/2051		10,000	6,988
Duke Energy Progress, LLC 3.70% 10/15/2046		2,250	1,714
Duke Energy Progress, LLC 2.50% 8/15/2050		1,026	620
Duke Energy Progress, LLC 2.90% 8/15/2051		474	313
Edison International 3.55% 11/15/2024		38,511	37,205
Edison International 4.95% 4/15/2025		750	738
Edison International 5.75% 6/15/2027		14,328	14,395
Edison International 4.125% 3/15/2028		21,895	20,352
Edison International 6.95% 11/15/2029		3,650	3,820
Electricité de France SA 4.75% 10/13/2035[4]		3,150	2,663
Electricité de France SA 4.875% 9/21/2038[4]		6,325	5,166
Electricité de France SA 5.60% 1/27/2040		1,325	1,214
Emera US Finance, LP 0.833% 6/15/2024		4,800	4,482
Emera US Finance, LP 3.55% 6/15/2026		4,430	4,155
Emera US Finance, LP 2.639% 6/15/2031		6,400	5,027
Enersis Américas SA 4.00% 10/25/2026		4,330	4,127
Entergy Corp. 3.75% 6/15/2050		5,850	4,334
Eversource Energy 2.70% 6/1/2026		4,085	3,770
FirstEnergy Corp. 3.50% 4/1/2028[4]		4,363	3,983
FirstEnergy Corp. 4.10% 5/15/2028[4]		3,900	3,677
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]		21,285	18,612
Georgia Power Co. 3.70% 1/30/2050		1,000	749
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]		1,458	1,410
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]		3,000	2,430
Monongahela Power Co. 3.55% 5/15/2027[4]		6,225	5,860
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		22,200	19,679
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029		3,422	2,967
Northeast Utilities 3.15% 1/15/2025		4,580	4,405
Northern States Power Co. 3.60% 5/15/2046		6,750	5,227

30	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.85% 11/15/2023	USD	6,838	$6,743
Pacific Gas and Electric Co. 3.40% 8/15/2024		4,125	3,961
Pacific Gas and Electric Co. 3.50% 6/15/2025		846	799
Pacific Gas and Electric Co. 3.15% 1/1/2026		154,125	143,381
Pacific Gas and Electric Co. 2.95% 3/1/2026		41,014	37,636
Pacific Gas and Electric Co. 3.30% 3/15/2027		5,041	4,492
Pacific Gas and Electric Co. 2.10% 8/1/2027		4,717	4,036
Pacific Gas and Electric Co. 3.30% 12/1/2027		74,306	65,698
Pacific Gas and Electric Co. 3.00% 6/15/2028		21,447	18,582
Pacific Gas and Electric Co. 3.75% 7/1/2028		36,497	32,438
Pacific Gas and Electric Co. 4.65% 8/1/2028		10,305	9,494
Pacific Gas and Electric Co. 4.55% 7/1/2030		128,392	116,675
Pacific Gas and Electric Co. 2.50% 2/1/2031		80,655	62,763
Pacific Gas and Electric Co. 3.25% 6/1/2031		16,602	13,535
Pacific Gas and Electric Co. 3.30% 8/1/2040		13,756	9,361
Pacific Gas and Electric Co. 3.75% 8/15/2042		37,848	25,523
Pacific Gas and Electric Co. 3.50% 8/1/2050		15,312	9,569
Pennsylvania Electric Co. 3.25% 3/15/2028[4]		3,000	2,700
Public Service Electric and Gas Co. 3.05% 11/15/2024		3,360	3,250
Public Service Electric and Gas Co. 3.60% 12/1/2047		6,175	4,723
Public Service Electric and Gas Co. 3.85% 5/1/2049		4,290	3,419
Public Service Electric and Gas Co. 2.05% 8/1/2050		5,365	3,016
Public Service Enterprise Group, Inc. 5.85% 11/15/2027		3,000	3,092
San Diego Gas & Electric Co. 1.70% 10/1/2030		9,175	7,276
Southern California Edison Co. 0.975% 8/1/2024		659	617
Southern California Edison Co. 4.70% 6/1/2027		3,230	3,168
Southern California Edison Co. 5.85% 11/1/2027		5,000	5,155
Southern California Edison Co. 4.20% 3/1/2029		34,158	32,560
Southern California Edison Co. 2.85% 8/1/2029		9,970	8,686
Southern California Edison Co. 2.25% 6/1/2030		3,033	2,505
Southern California Edison Co. 2.75% 2/1/2032		29,525	24,806
Southern California Edison Co. 6.00% 1/15/2034		1,726	1,809
Southern California Edison Co. 5.75% 4/1/2035		10,554	10,548
Southern California Edison Co. 5.35% 7/15/2035		26,304	25,557
Southern California Edison Co. 5.625% 2/1/2036		22,665	22,140
Southern California Edison Co. 5.55% 1/15/2037		11,694	11,481
Southern California Edison Co. 5.95% 2/1/2038		11,219	11,366
Southern California Edison Co. 4.50% 9/1/2040		48,859	41,933
Southern California Edison Co. 4.00% 4/1/2047		35,710	28,072
Southern California Edison Co. 4.125% 3/1/2048		26,451	21,234
Southern California Edison Co. 4.875% 3/1/2049		9,800	8,668
Southern California Edison Co. 3.65% 2/1/2050		19,475	14,314
Southern California Edison Co., Series C, 3.60% 2/1/2045		11,900	8,585
Southwestern Electric Power Co. 1.65% 3/15/2026		13,055	11,691
Southwestern Electric Power Co. 3.25% 11/1/2051		390	258
Virginia Electric and Power Co. 2.875% 7/15/2029		2,530	2,233
Virginia Electric and Power Co. 2.40% 3/30/2032		11,850	9,607
Virginia Electric and Power Co. 2.45% 12/15/2050		4,500	2,687
WEC Energy Group, Inc. 2.20% 12/15/2028		12,625	10,712
Xcel Energy, Inc. 3.35% 12/1/2026		2,560	2,408
Xcel Energy, Inc. 1.75% 3/15/2027		25,132	22,051
Xcel Energy, Inc. 2.35% 11/15/2031		19,400	15,555
			1,228,736

Industrials 0.62%
Air Lease Corp. 0.80% 8/18/2024		38,325	35,314
Air Lease Corp. 2.875% 1/15/2026		37,797	35,013
Air Lease Corp. 2.20% 1/15/2027		28,758	25,101
Air Lease Corp. 2.10% 9/1/2028		27,525	22,468
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[4]		43,930	42,079
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[4]		38,712	33,359
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[4]		22,800	20,695
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]		10,390	9,479
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[4]		26,760	22,936
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[4]		7,587	6,075
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[4]		19,820	15,941
Boeing Company 1.95% 2/1/2024		9,325	8,987

American Balanced Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 4.875% 5/1/2025	USD	177,833	$176,631
Boeing Company 2.75% 2/1/2026		105,258	97,663
Boeing Company 2.196% 2/4/2026		93,775	85,304
Boeing Company 3.10% 5/1/2026		7,224	6,806
Boeing Company 5.04% 5/1/2027		58,867	58,312
Boeing Company 3.25% 2/1/2028		87,395	79,518
Boeing Company 3.25% 3/1/2028		22,113	19,807
Boeing Company 5.15% 5/1/2030		91,052	89,057
Boeing Company 3.625% 2/1/2031		5,866	5,154
Boeing Company 3.60% 5/1/2034		4,240	3,403
Boeing Company 3.25% 2/1/2035		2,744	2,095
Boeing Company 3.50% 3/1/2039		821	595
Boeing Company 5.705% 5/1/2040		3,774	3,615
Boeing Company 3.90% 5/1/2049		7,056	4,984
Boeing Company 3.75% 2/1/2050		4,725	3,264
Boeing Company 5.805% 5/1/2050		72,319	67,421
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		4,071	3,633
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		8,414	6,991
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		8,853	5,993
Carrier Global Corp. 2.242% 2/15/2025		694	654
Carrier Global Corp. 2.493% 2/15/2027		555	501
Carrier Global Corp. 3.377% 4/5/2040		2,500	1,907
CSX Corp. 3.80% 3/1/2028		3,590	3,431
CSX Corp. 4.25% 3/15/2029		3,650	3,519
CSX Corp. 4.50% 11/15/2052		21,000	18,347
Emerson Electric Co. 1.80% 10/15/2027		1,480	1,294
Honeywell International, Inc. 2.30% 8/15/2024		6,660	6,398
L3Harris Technologies, Inc. 1.80% 1/15/2031		22,725	17,493
Masco Corp. 1.50% 2/15/2028		6,884	5,711
Masco Corp. 2.00% 2/15/2031		6,626	5,113
Masco Corp. 3.125% 2/15/2051		3,059	1,910
Mexico City Airport Trust 3.875% 4/30/2028[4]		920	843
Mexico City Airport Trust 5.50% 10/31/2046		1,290	996
Mexico City Airport Trust 5.50% 7/31/2047		18,070	13,956
Mexico City Airport Trust 5.50% 7/31/2047[4]		5,640	4,356
Norfolk Southern Corp. 3.05% 5/15/2050		6,319	4,261
Norfolk Southern Corp. 4.55% 6/1/2053		5,030	4,400
Northrop Grumman Corp. 2.93% 1/15/2025		7,120	6,834
Raytheon Technologies Corp. 1.90% 9/1/2031		2,015	1,587
Siemens AG 1.20% 3/11/2026[4]		30,453	27,171
Siemens AG 1.70% 3/11/2028[4]		27,140	23,230
Triton Container International, Ltd. 1.15% 6/7/2024[4]		10,482	9,700
Triton Container International, Ltd. 3.15% 6/15/2031[4]		19,690	15,347
Union Pacific Corp. 3.75% 7/15/2025		3,080	2,996
Union Pacific Corp. 2.891% 4/6/2036		10,390	8,294
Union Pacific Corp. 3.839% 3/20/2060		3,510	2,731
Union Pacific Corp. 3.799% 4/6/2071		3,510	2,606
United Technologies Corp. 3.65% 8/16/2023		108	107
United Technologies Corp. 4.125% 11/16/2028		570	547
			1,193,933

Communication services 0.58%
Alphabet, Inc. 1.90% 8/15/2040		11,445	7,640
Alphabet, Inc. 2.25% 8/15/2060		10,640	6,046
AT&T, Inc. 2.30% 6/1/2027		3,530	3,145
AT&T, Inc. 4.35% 3/1/2029		5,000	4,765
AT&T, Inc. 2.25% 2/1/2032		4,055	3,189
AT&T, Inc. 3.50% 9/15/2053		13,571	9,221
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029		15,468	12,478
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033		12,445	10,684
Charter Communications Operating, LLC 4.908% 7/23/2025		2,500	2,453
Charter Communications Operating, LLC 3.90% 6/1/2052		15,000	9,473
Comcast Corp. 2.80% 1/15/2051		6,250	3,972
Comcast Corp. 2.937% 11/1/2056		3,395	2,115
Meta Platforms, Inc. 3.85% 8/15/2032		21,560	19,033
Netflix, Inc. 3.625% 6/15/2025[4]		32,150	30,833
Netflix, Inc. 4.875% 4/15/2028		84,836	82,107

32	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 5.875% 11/15/2028	USD	198,127	$201,303
Netflix, Inc. 6.375% 5/15/2029		20,804	21,448
Netflix, Inc. 5.375% 11/15/2029[4]		94,688	92,015
Netflix, Inc. 4.875% 6/15/2030[4]		70,795	66,142
SBA Tower Trust 1.631% 11/15/2026[4]		99,657	84,786
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		21,232	20,746
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		12,570	11,162
T-Mobile US, Inc. 3.50% 4/15/2025		4,090	3,937
T-Mobile US, Inc. 1.50% 2/15/2026		3,750	3,362
T-Mobile US, Inc. 2.25% 2/15/2026		17,459	15,914
T-Mobile US, Inc. 2.625% 4/15/2026		49,883	45,807
T-Mobile US, Inc. 3.75% 4/15/2027		5,000	4,717
T-Mobile US, Inc. 2.05% 2/15/2028		2,390	2,057
T-Mobile US, Inc. 2.625% 2/15/2029		22,847	19,372
T-Mobile US, Inc. 2.40% 3/15/2029		8,271	6,996
T-Mobile US, Inc. 2.55% 2/15/2031		5,044	4,133
T-Mobile US, Inc. 2.875% 2/15/2031		30,841	25,526
T-Mobile US, Inc. 2.70% 3/15/2032		19,138	15,513
T-Mobile US, Inc. 3.40% 10/15/2052		2,653	1,795
Verizon Communications, Inc. 2.875% 11/20/2050		11,150	7,038
Vodafone Group PLC 5.25% 5/30/2048		2,500	2,214
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[4]		55,525	53,928
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[4]		37,313	35,514
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[4]		79,726	71,909
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[4]		18,888	16,377
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[4]		30,249	24,994
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[4]		18,496	14,216
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[4]		42,632	31,157
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[4]		16,550	12,148
			1,123,380

Energy 0.43%
Baker Hughes Co. 4.486% 5/1/2030		6,120	5,848
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		24	24
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,810	4,479
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		35,021	33,036
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		971	847
Cenovus Energy, Inc. 5.375% 7/15/2025		18,304	18,256
Cenovus Energy, Inc. 4.25% 4/15/2027		55,736	53,357
Diamondback Energy, Inc. 4.25% 3/15/2052		7,894	5,811
Enbridge Energy Partners, LP 7.375% 10/15/2045		15,638	17,551
Enbridge Energy Partners, LP, Series B, 7.50% 4/15/2038		9,250	10,203
Energy Transfer Operating, LP 5.00% 5/15/2050		1,895	1,522
Energy Transfer Partners, LP 4.50% 4/15/2024		4,198	4,140
Enterprise Products Operating, LLC 3.90% 2/15/2024		4,140	4,078
Equinor ASA 1.75% 1/22/2026		9,289	8,500
Equinor ASA 3.625% 9/10/2028		13,155	12,474
Exxon Mobil Corp. 2.019% 8/16/2024		7,090	6,787
Exxon Mobil Corp. 3.452% 4/15/2051		7,500	5,685
Halliburton Company 3.80% 11/15/2025		107	104
Kinder Morgan, Inc. 5.45% 8/1/2052		6,191	5,589
MPLX, LP 4.875% 6/1/2025		5,000	4,928
MPLX, LP 4.125% 3/1/2027		5,880	5,562
MPLX, LP 4.50% 4/15/2038		3,130	2,648
MPLX, LP 4.70% 4/15/2048		8,622	6,842
ONEOK, Inc. 5.85% 1/15/2026		4,766	4,829
Petróleos Mexicanos 3.50% 1/30/2023		16,000	15,956
Petróleos Mexicanos 6.875% 10/16/2025		31,230	30,623
Petróleos Mexicanos 6.875% 8/4/2026		145,248	137,506
Petróleos Mexicanos 6.49% 1/23/2027		16,714	15,268
Petróleos Mexicanos 6.50% 3/13/2027		149,955	137,106
Petróleos Mexicanos 5.35% 2/12/2028		29,740	25,094
Petróleos Mexicanos 6.50% 1/23/2029		2,738	2,350
Petróleos Mexicanos 8.75% 6/2/2029		19,791	18,585
Petróleos Mexicanos 5.95% 1/28/2031		16,804	12,756
Petróleos Mexicanos 6.70% 2/16/2032		113,113	89,043
Petróleos Mexicanos 6.75% 9/21/2047		5,324	3,409

American Balanced Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Pioneer Natural Resources Company 2.15% 1/15/2031	USD	14,392	$11,409
Plains All American Pipeline, LP 3.80% 9/15/2030		3,403	2,966
Qatar Petroleum 2.25% 7/12/2031[4]		18,700	15,524
Qatar Petroleum 3.125% 7/12/2041[4]		14,570	11,250
Qatar Petroleum 3.30% 7/12/2051[4]		13,185	9,767
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		31,892	31,917
Statoil ASA 3.25% 11/10/2024		1,690	1,648
Statoil ASA 4.25% 11/23/2041		5,400	4,775
Total Capital International 3.127% 5/29/2050		10,000	7,110
TransCanada PipeLines, Ltd. 4.875% 5/15/2048		2,500	2,196
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8]		6,410	6,074
Williams Partners, LP 6.30% 4/15/2040		2,669	2,738
Woodside Petroleum, Ltd. 3.65% 3/5/2025[4]		3,100	2,978
			821,148

Consumer staples 0.39%
7-Eleven, Inc. 1.30% 2/10/2028[4]		10,295	8,550
7-Eleven, Inc. 1.80% 2/10/2031[4]		11,763	9,011
Altria Group, Inc. 2.35% 5/6/2025		7,671	7,232
Altria Group, Inc. 3.40% 2/4/2041		22,085	14,722
Altria Group, Inc. 3.875% 9/16/2046		7,364	4,951
Altria Group, Inc. 5.95% 2/14/2049		49,352	44,114
Altria Group, Inc. 3.70% 2/4/2051		35,542	22,394
Anheuser-Busch InBev NV 4.35% 6/1/2040		20,000	17,661
Anheuser-Busch InBev NV 4.60% 4/15/2048		10,000	8,741
British American Tobacco International Finance PLC 3.95% 6/15/2025[4]		2,125	2,043
British American Tobacco International Finance PLC 1.668% 3/25/2026		20,205	17,926
British American Tobacco PLC 4.70% 4/2/2027		5,241	5,032
British American Tobacco PLC 3.557% 8/15/2027		9,120	8,346
British American Tobacco PLC 4.448% 3/16/2028		43,000	39,900
British American Tobacco PLC 2.259% 3/25/2028		17,837	14,833
British American Tobacco PLC 3.462% 9/6/2029		2,500	2,154
British American Tobacco PLC 4.906% 4/2/2030		130	119
British American Tobacco PLC 2.726% 3/25/2031		4,625	3,619
British American Tobacco PLC 4.742% 3/16/2032		23,000	20,470
British American Tobacco PLC 4.39% 8/15/2037		53,665	41,900
British American Tobacco PLC 4.54% 8/15/2047		90,757	64,468
British American Tobacco PLC 4.758% 9/6/2049		52,869	38,498
British American Tobacco PLC 3.984% 9/25/2050		16,609	10,931
British American Tobacco PLC 5.65% 3/16/2052		8,550	7,086
Coca-Cola Company 1.00% 3/15/2028		6,090	5,101
Conagra Brands, Inc. 1.375% 11/1/2027		6,375	5,321
Conagra Brands, Inc. 5.30% 11/1/2038		1,050	993
Constellation Brands, Inc. 3.60% 2/15/2028		2,500	2,321
Constellation Brands, Inc. 2.25% 8/1/2031		4,462	3,556
Costco Wholesale Corp. 1.375% 6/20/2027		6,670	5,852
Imperial Tobacco Finance PLC 6.125% 7/27/2027[4]		11,065	11,030
JBS USA Lux SA 2.50% 1/15/2027[4]		34,174	29,940
JBS USA Lux SA 3.00% 2/2/2029[4]		25,462	21,129
JBS USA Lux SA 5.50% 1/15/2030[4]		3,220	3,071
JBS USA Lux SA 3.625% 1/15/2032[4]		13,471	10,931
JBS USA Lux SA 3.00% 5/15/2032[4]		23,750	18,247
JBS USA Lux SA 5.75% 4/1/2033[4]		63,699	60,914
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,194	1,182
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,510	2,193
PepsiCo, Inc. 2.625% 10/21/2041		20,000	14,885
PepsiCo, Inc. 3.625% 3/19/2050		3,109	2,556
PepsiCo, Inc. 2.75% 10/21/2051		6,891	4,801
Philip Morris International, Inc. 2.875% 5/1/2024		5,270	5,116
Philip Morris International, Inc. 1.50% 5/1/2025		6,434	5,961
Philip Morris International, Inc. 0.875% 5/1/2026		24,896	21,901
Philip Morris International, Inc. 5.125% 11/17/2027		26,447	26,687
Philip Morris International, Inc. 5.625% 11/17/2029		16,943	17,228
Philip Morris International, Inc. 1.75% 11/1/2030		24,609	19,328

34	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.75% 11/17/2032	USD	13,885	$14,198
Reynolds American, Inc. 5.85% 8/15/2045		12,364	10,583
Sysco Corp. 3.15% 12/14/2051		11,055	7,316
			747,042

Health care 0.37%
AbbVie, Inc. 2.95% 11/21/2026		2,310	2,151
AmerisourceBergen Corp. 0.737% 3/15/2023		11,107	11,014
Amgen, Inc. 3.00% 2/22/2029		400	355
Amgen, Inc. 4.05% 8/18/2029		25,975	24,332
Amgen, Inc. 4.20% 3/1/2033		10,415	9,668
Amgen, Inc. 4.875% 3/1/2053		8,255	7,367
Amgen, Inc. 4.40% 2/22/2062		6,059	4,826
AstraZeneca Finance, LLC 1.20% 5/28/2026		12,512	11,155
AstraZeneca Finance, LLC 1.75% 5/28/2028		7,483	6,437
AstraZeneca Finance, LLC 2.25% 5/28/2031		3,337	2,784
AstraZeneca PLC 3.375% 11/16/2025		5,000	4,830
Banner Health 1.897% 1/1/2031		5,000	3,961
Banner Health 2.913% 1/1/2051		6,005	3,984
Baxter International, Inc. 1.322% 11/29/2024		34,825	32,446
Baxter International, Inc. 1.915% 2/1/2027		23,217	20,617
Baxter International, Inc. 2.272% 12/1/2028		13,836	11,826
Bayer US Finance II, LLC 3.875% 12/15/2023[4]		6,490	6,398
Bayer US Finance II, LLC 4.25% 12/15/2025[4]		52,921	51,335
Bayer US Finance II, LLC 4.375% 12/15/2028[4]		475	447
Baylor Scott & White Holdings 0.827% 11/15/2025		5,462	4,832
Baylor Scott & White Holdings 1.777% 11/15/2030		21,418	16,596
Becton, Dickinson and Company 3.363% 6/6/2024		3,047	2,979
Boston Scientific Corp. 3.45% 3/1/2024		1,304	1,280
Centene Corp. 4.25% 12/15/2027		59,715	56,136
Centene Corp. 2.45% 7/15/2028		48,640	41,148
Centene Corp. 4.625% 12/15/2029		74,430	68,185
Centene Corp. 3.375% 2/15/2030		49,862	42,264
Centene Corp. 3.00% 10/15/2030		455	374
Centene Corp. 2.50% 3/1/2031		32,080	25,163
Centene Corp. 2.625% 8/1/2031		11,180	8,807
Cigna Corp. 1.25% 3/15/2026		22,607	20,167
Eli Lilly and Company 3.375% 3/15/2029		1,450	1,360
GE Healthcare Holding, LLC 5.65% 11/15/2027[4]		5,000	5,067
Gilead Sciences, Inc. 1.65% 10/1/2030		5,826	4,633
HCA, Inc. 3.125% 3/15/2027[4]		7,905	7,199
HCA, Inc. 3.375% 3/15/2029[4]		18,541	16,326
HCA, Inc. 2.375% 7/15/2031		997	778
HCA, Inc. 3.625% 3/15/2032[4]		29,000	24,616
HCA, Inc. 4.375% 3/15/2042[4]		10,000	8,006
HCA, Inc. 4.625% 3/15/2052[4]		9,495	7,434
Humana, Inc. 3.70% 3/23/2029		5,412	4,966
Merck & Co., Inc. 2.90% 3/7/2024		6,040	5,904
Merck & Co., Inc. 1.90% 12/10/2028		3,400	2,926
Merck & Co., Inc. 2.75% 12/10/2051		5,514	3,711
Novant Health, Inc. 3.168% 11/1/2051		32,950	22,914
Novartis Capital Corp. 1.75% 2/14/2025		5,160	4,867
Novartis Capital Corp. 2.00% 2/14/2027		5,544	5,050
Pfizer, Inc. 2.95% 3/15/2024		975	954
Pfizer, Inc. 3.45% 3/15/2029		1,325	1,252
Sharp HealthCare 2.68% 8/1/2050		15,620	9,617
Summa Health 3.511% 11/15/2051		18,980	12,880
Sutter Health 1.321% 8/15/2025		6,000	5,453
Trinity Health Corp. 2.632% 12/1/2040		4,500	3,140
UnitedHealth Group, Inc. 1.15% 5/15/2026		6,757	6,043
UnitedHealth Group, Inc. 5.30% 2/15/2030		10,000	10,329
UnitedHealth Group, Inc. 2.00% 5/15/2030		2,520	2,085
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	2,920
UnitedHealth Group, Inc. 3.05% 5/15/2041		10,000	7,555
UnitedHealth Group, Inc. 3.25% 5/15/2051		6,461	4,655
UnitedHealth Group, Inc. 4.75% 5/15/2052		3,002	2,788

American Balanced Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Viatris, Inc. 1.65% 6/22/2025	USD	4,735	$4,293
West Virginia United Health System Obligated Group 3.129% 6/1/2050		4,165	2,688
Zoetis, Inc. 5.40% 11/14/2025		2,975	3,038
			709,311

Information technology 0.16%
Analog Devices, Inc. 1.70% 10/1/2028		8,576	7,283
Analog Devices, Inc. 2.10% 10/1/2031		7,571	6,133
Analog Devices, Inc. 2.80% 10/1/2041		22,698	16,706
Analog Devices, Inc. 2.95% 10/1/2051		6,514	4,421
Apple, Inc. 3.00% 2/9/2024		2,500	2,451
Apple, Inc. 1.125% 5/11/2025		3,800	3,502
Apple, Inc. 2.40% 8/20/2050		17,840	11,178
Apple, Inc. 3.95% 8/8/2052		20,000	17,110
Broadcom Corp. 3.875% 1/15/2027		240	227
Broadcom, Inc. 4.00% 4/15/2029[4]		4,527	4,122
Broadcom, Inc. 4.15% 4/15/2032[4]		15,815	13,927
Broadcom, Inc. 2.60% 2/15/2033[4]		21,763	16,393
Broadcom, Inc. 3.469% 4/15/2034[4]		62,578	50,107
Broadcom, Inc. 3.137% 11/15/2035[4]		64,171	47,379
Broadcom, Inc. 3.187% 11/15/2036[4]		24,991	18,029
Broadcom, Inc. 4.926% 5/15/2037[4]		35,247	30,875
Fidelity National Information Services, Inc. 3.10% 3/1/2041		2,590	1,793
Fiserv, Inc. 3.50% 7/1/2029		2,440	2,203
Intuit, Inc. 0.95% 7/15/2025		3,170	2,888
Intuit, Inc. 1.35% 7/15/2027		2,890	2,504
Intuit, Inc. 1.65% 7/15/2030		3,830	3,082
Mastercard, Inc. 2.00% 11/18/2031		14,273	11,496
Microsoft Corp. 2.921% 3/17/2052		6,749	4,810
TSMC Global, Ltd. 4.375% 7/22/2027[4]		6,848	6,720
TSMC Global, Ltd. 4.625% 7/22/2032[4]		7,761	7,652
VeriSign, Inc. 2.70% 6/15/2031		3,958	3,233
Visa, Inc. 3.15% 12/14/2025		6,000	5,791
Visa, Inc. 2.05% 4/15/2030		7,390	6,262
			308,277

Materials 0.09%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		2,610	2,405
Air Products and Chemicals, Inc. 1.85% 5/15/2027		7,229	6,434
Air Products and Chemicals, Inc. 2.05% 5/15/2030		3,140	2,636
Anglo American Capital PLC 5.375% 4/1/2025[4]		5,000	4,949
Anglo American Capital PLC 2.25% 3/17/2028[4]		4,194	3,534
Anglo American Capital PLC 3.95% 9/10/2050[4]		5,000	3,676
Celanese US Holdings, LLC 6.165% 7/15/2027		31,000	30,626
Celanese US Holdings, LLC 6.379% 7/15/2032		13,406	12,786
Chevron Phillips Chemical Co., LLC 3.30% 5/1/2023[4]		2,440	2,424
Dow Chemical Co. 4.80% 5/15/2049		3,200	2,716
Dow Chemical Co. 3.60% 11/15/2050		11,345	8,158
Eastman Chemical Co. 3.80% 3/15/2025		7,405	7,191
Glencore Funding, LLC 4.125% 3/12/2024[4]		4,130	4,066
LYB International Finance III, LLC 1.25% 10/1/2025		14,881	13,290
LYB International Finance III, LLC 2.25% 10/1/2030		9,848	7,831
LYB International Finance III, LLC 3.625% 4/1/2051		38,345	25,817
LYB International Finance III, LLC 3.80% 10/1/2060		9,869	6,441
Mosaic Co. 4.05% 11/15/2027		4,490	4,235
Newcrest Finance Pty, Ltd. 4.20% 5/13/2050[4]		2,580	1,835
Nutrien, Ltd. 5.95% 11/7/2025		2,985	3,049
Sherwin-Williams Company 3.125% 6/1/2024		4,260	4,141
Sherwin-Williams Company 2.30% 5/15/2030		3,631	2,993
Sherwin-Williams Company 3.80% 8/15/2049		2,500	1,868
Sherwin-Williams Company 3.30% 5/15/2050		2,500	1,720
South32 Treasury, Ltd. 4.35% 4/14/2032[4]		7,767	6,666
Westlake Chemical Corp. 4.375% 11/15/2047		2,500	1,892
			173,379

36	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.08%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	USD	2,720	$2,558
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		3,540	3,099
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		2,040	1,738
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050		5,210	3,973
American Tower Corp. 1.45% 9/15/2026		10,457	9,137
American Tower Corp. 3.60% 1/15/2028		3,750	3,453
American Tower Corp. 2.30% 9/15/2031		732	571
American Tower Corp. 2.95% 1/15/2051		5,000	3,116
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[4]		8,150	6,555
Corporate Office Properties, LP 2.00% 1/15/2029		6,210	4,774
Corporate Office Properties, LP 2.75% 4/15/2031		6,187	4,644
Corporate Office Properties, LP 2.90% 12/1/2033		28,399	20,224
Digital Realty Trust, LP 5.55% 1/15/2028		5,000	5,042
Equinix, Inc. 3.20% 11/18/2029		505	441
Equinix, Inc. 2.15% 7/15/2030		340	271
Equinix, Inc. 2.50% 5/15/2031		7,896	6,364
Essex Portfolio, LP 3.875% 5/1/2024		7,220	7,073
Essex Portfolio, LP 3.50% 4/1/2025		7,445	7,186
Essex Portfolio, LP 3.375% 4/15/2026		2,395	2,255
Extra Space Storage, Inc. 2.35% 3/15/2032		10,538	8,001
GLP Capital, LP 3.35% 9/1/2024		2,400	2,304
GLP Capital, LP 4.00% 1/15/2030		5,000	4,388
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		10,194	7,557
Public Storage 1.85% 5/1/2028		10,252	8,813
Public Storage 1.95% 11/9/2028		6,081	5,199
Public Storage 2.30% 5/1/2031		2,959	2,409
Scentre Group 3.25% 10/28/2025[4]		1,780	1,672
Scentre Group 3.75% 3/23/2027[4]		7,630	7,036
Sun Communities Operating, LP 2.30% 11/1/2028		6,430	5,365
Sun Communities Operating, LP 2.70% 7/15/2031		1,753	1,388
			146,606

Miscellaneous 0.00%
The Rockefeller Foundation 2.492% 10/1/2050		15,170	9,682

Total corporate bonds, notes & loans			12,991,212

Asset-backed obligations 2.54%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[4,6]		32,460	30,796
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,6]		21,731	20,796
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[4,5,6]		17,335	17,153
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.029% 1/15/2030[4,5,6]		30,025	29,712
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.029% 10/16/2030[4,5,6]		22,285	21,912
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[4,6]		10,242	10,257
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[4,6]		5,843	5,799
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[4,6]		4,072	4,007
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[4,6]		3,117	2,940
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[4,6]		18,726	18,232
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,6]		7,031	6,530
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 4.698% 4/15/2026[5,6]		47,350	47,324
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[6]		7,776	7,295
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[6]		8,644	7,864
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[6]		20,192	17,923
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.245% 1/22/2028[4,5,6]		34,926	34,546
Avis Budget Rental Car Funding (AESOP), LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[4,6]		7,148	7,124

American Balanced Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[4,6]	USD	8,454	$8,373
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[4,6]		22,900	22,526
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,6]		24,440	23,633
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,6]		28,830	26,862
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,6]		14,375	13,320
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,6]		19,921	18,082
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,6]		3,873	3,481
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,6]		75,784	66,105
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,6]		4,460	3,774
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,6]		1,542	1,285
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[6]		39,628	40,066
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[4,5,6]		50,730	50,096
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,6]		898	877
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,6]		4,518	4,200
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,6]		1,715	1,440
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,6]		3,362	3,167
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD-LIBOR + 1.10%) 5.343% 1/20/2031[4,5,6]		800	790
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD-LIBOR + 1.00%) 5.243% 4/20/2031[4,5,6]		250	246
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,6]		20,894	17,184
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,6]		3,460	2,614
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[6] 4,513 4,551 Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD-LIBOR + 1.03%) 5.445% 4/30/2031[4,5,6]		500	494
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[6]		8,000	7,922
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[6]		811	734
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[6]		794	707
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[6]		3,636	3,472
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[6]		5,195	4,728
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,6]		46,945	39,956
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,6]		18,967	16,064
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,6]		10,139	8,872
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2030[4,5,6]		70,274	69,255
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,6]		97,619	87,241
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,6]		20,259	16,753
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,6]		14,467	12,653
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,6]		1,594	1,262
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,6]		60,397	52,306
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,6]		7,602	6,356
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,6]		53,721	52,616
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,6]		43,924	41,412
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 4.981% 4/22/2026[5,6]		29,758	29,779
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,6]		24,885	21,422
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,6]		23,312	20,222
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,6]		33,331	28,984
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,6]		28,860	24,656
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,6]		2,066	1,721

38	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 3/17/2025[4,6]	USD	870	$869
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[4,6]		1,538	1,534
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[4,6]		8,091	7,945
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 8/17/2026[4,6]		813	807
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[4,6]		1,983	1,958
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,6]		2,429	2,302
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,6]		9,072	8,739
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,6]		12,021	11,422
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 4.708% 3/15/2026[5,6]		60,740	60,726
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 7/15/2025[6]		314	314
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 3/16/2026[6]		2,796	2,793
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[6]		14,370	13,975
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[6]		32,120	31,743
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[6]		19,517	19,082
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[6]		14,729	13,810
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[4,6]		7,359	7,264
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,6]		1,250	1,229
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[4,6]		3,433	3,322
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,6]		1,100	1,028
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[4,6]		3,189	3,062
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,6]		46,335	46,454
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,6]		1,738	1,602
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[4,6]		4,324	4,240
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,6]		4,513	4,289
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,6]		3,049	2,800
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.059% 4/15/2028[4,5,6]		70,514	69,835
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,6]		7,414	6,266
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,6]		33,302	32,425
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,6]		7,766	7,366
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,6]		24,169	23,643
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,6]		33,506	33,618
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[4,6]		15,570	15,413
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[6]		1,686	1,667
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[4,6]		22,950	22,591
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/2025[6]		5,637	5,599
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[6]		4,996	4,944
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[6]		2,933	2,937
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[4,6]		3,670	3,599
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[6]		14,127	13,579
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[6]		3,125	3,012
Exeter Automobile Receivables Trust, Series 2022-6, Class A3, 5.70% 8/17/2026[6]		5,000	5,012
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[6]		13,091	12,785
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[6]		20,431	18,679
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[6]		5,159	4,840
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[6]		8,517	8,227
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,6]		52,552	46,608
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,6]		17,255	14,944
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,6]		24,299	22,826
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,6]		26,177	26,334
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 5.075% 4/17/2031[4,5,6]		2,500	2,463
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[4,6]		36,420	35,932
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[4,6]		54,515	53,468
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,6]		80,360	76,816
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,6]		82,365	77,317
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,6]		2,574	2,386
Freedom Financial, Series 2022-1FP, Class A, 0.94% 3/19/2029[4,6]		410	409
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,6]		18,659	16,476
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,6]		2,570	2,283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,6]		3,814	3,247
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,6]		12,310	11,556
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,6]		59,968	53,216
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,6]		1,566	1,403
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,6]		84,677	75,296
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,6]		71,112	61,336

American Balanced Fund	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,6]	USD	74,475	$64,638
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,6]		6,101	5,168
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 7/22/2024[6]		1,165	1,163
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 12/20/2024[6]		1,646	1,642
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,6]		22,705	23,151
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[4,6,11]		65,170	62,524
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,6]		82,376	76,181
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,6]		30,267	27,756
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,6]		7,331	6,612
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,6]		24,573	22,584
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,6]		5,327	4,788
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,6]		3,260	2,897
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,6]		42,910	41,048
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,6]		74,445	64,926
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,6]		15,155	13,015
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,6]		7,776	6,428
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,6]		49,550	43,531
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,6]		8,792	7,553
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,6]		5,075	4,193
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,6]		45,050	41,683
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 5.077% 7/20/2031[4,5,6]		10,300	10,243
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,6] 4,296 4,229 Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2029[4,5,6]		14,847	14,796
Madison Park Funding, Ltd., CLO, Series 2018-30, Class A, (3-month USD-LIBOR + 0.75%) 4.829% 4/15/2029[4,5,6]		478	473
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[4,5,6]		74,696	73,534
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2031[4,5,6]		1,500	1,483
Magnetite CLO, Ltd., Series 2014-8, Class AR2, (3-month USD-LIBOR + 0.98%) 5.059% 4/15/2031[4,5,6]		1,980	1,951
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[4,5,6]		24,316	24,068
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[4,6]		40,740	38,881
Milos CLO, Ltd., Series 2017-1, Class AR, (3-month USD-LIBOR + 1.07%) 5.313% 10/20/2030[4,5,6]		1,000	987
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[4,6]		26,594	25,761
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[4,6]		36,163	35,338
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,11,12]		24,983	24,980
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,11,12]		4,065	4,064
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,6]		30,608	26,050
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,6]		29,247	24,802
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,6]		67,866	57,150
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,6]		69,786	62,020
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,6]		39,208	34,730
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,6]		66,732	59,339
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,6]		225,061	190,581
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[4,5,6]		23,832	23,576
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.039% 4/16/2031[5,6,12]		3,500	3,454
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.757% 11/25/2028[4,5,6]		22,099	21,948
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.143% 4/20/2029[4,5,6]		4,369	4,323
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 4.879% 10/15/2029[4,5,6]		90,299	89,147
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[4,5,6]		48,245	46,713

40	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[4,5,6]	USD	45,902	$45,643
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,6]		10,002	9,767
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,6]		1,294	1,256
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[6]		13,836	12,864
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[4,5,6]		49,737	49,737
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 3.60% 1/20/2031[4,5,6]		18,667	18,595
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[4,6]		3,051	3,044
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[4,6]		5,145	5,092
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.019% 10/15/2030[4,5,6]		63,046	62,188
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,6]		14,913	14,540
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,6]		7,594	7,094
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[6]		22,836	22,723
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[6]		5,382	5,349
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 9/15/2025[6]		4,084	4,072
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[6]		12,805	12,746
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[6]		5,733	5,682
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[6]		29,798	29,860
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[6]		21,945	21,352
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[6]		21,483	21,094
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[6]		8,108	7,776
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[6]		5,894	5,735
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[6]		6,686	6,727
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[6]		14,067	13,159
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[6]		12,711	12,230
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[6]		9,476	8,785
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[6]		2,751	2,780
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[6]		5,506	5,327
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,6]		20,838	17,285
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,6]		3,836	3,128
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.048% 1/15/2053[4,5,6]		19,421	18,603
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,6]		36,907	29,669
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[4,5,6]		5,645	5,584
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 4.518% 5/1/2030[5,6]		64	64
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 4.768% 1/3/2033[5,6]		12,130	12,048
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,6]		44,595	38,688
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,6]		49,322	41,653
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,6]		26,211	23,351
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,6]		18,089	15,638
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 5.143% 12/28/2029[4,5,6]		9,700	9,566
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.678% 10/20/2031[4,5,6]		84,030	84,032
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[4,5,6]		12,681	12,648
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,6]		27,935	25,407
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,6]		33,924	29,806
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,6]		17,124	15,528
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,6]		20,147	17,577
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,6]		2,908	2,532
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[4,6]		32,177	27,086
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[4,6]		1,385	1,154
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,6]		42,619	36,313
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,6]		17,263	14,844
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,6]		14,236	11,834
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,6]		517	423
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[4,6]		34,690	33,448
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,6]		13,218	12,102

American Balanced Fund	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,6]	USD	104,858	$89,906
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,6]		3,346	2,899
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,6]		32,467	27,133
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,6]		1,386	1,140
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[4,6]		20,865	20,818
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[4,6]		5,971	5,822
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,6]		11,486	10,889
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[4,6]		13,060	12,610
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,6]		16,856	15,841
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,6]		11,177	10,186
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,6]		7,472	6,885
			4,871,590

Bonds & notes of governments & government agencies outside the U.S. 0.42%
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[4]		44,610	43,867
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[4]		18,000	16,139
Chile (Republic of) 3.10% 1/22/2061		15,816	9,906
CPPIB Capital, Inc. 0.50% 9/16/2024[4]		22,500	20,934
CPPIB Capital, Inc. 0.875% 9/9/2026[4]		17,827	15,617
CPPIB Capital, Inc. 2.75% 11/2/2027[4]		23,770	21,954
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]		18,000	15,875
Development Bank of Japan, Inc. 1.75% 10/20/2031[4]		12,582	10,090
European Investment Bank 2.75% 8/15/2025		16,187	15,556
European Investment Bank 0.75% 10/26/2026		37,160	32,596
European Investment Bank 0.625% 10/21/2027		7,655	6,501
European Stability Mechanism 0.375% 9/10/2025[4]		23,570	21,188
Hungary (Republic of) 2.125% 9/22/2031[4]		14,975	11,158
Hungary (Republic of) 3.125% 9/21/2051[4]		18,690	11,350
Hydro-Quebec 9.50% 11/15/2030		22,230	29,297
International Bank for Reconstruction and Development 0.75% 11/24/2027		9,000	7,653
International Development Assn. 0.375% 9/23/2025[4]		19,410	17,404
Japan Bank for International Cooperation 1.25% 1/21/2031		32,068	25,042
KfW 0.375% 7/18/2025		7,671	6,941
Landwirtschaftliche Rentenbank 0.875% 9/3/2030		13,390	10,574
Manitoba (Province of) 3.05% 5/14/2024		12,040	11,782
OMERS Finance Trust 1.10% 3/26/2026[4]		26,770	23,933
OMERS Finance Trust 3.50% 4/19/2032[4]		40,128	36,317
OMERS Finance Trust 4.00% 4/19/2052[4]		40,128	32,167
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]		18,000	16,880
Panama (Republic of) 3.298% 1/19/2033		23,825	19,348
Panama (Republic of) 4.50% 1/19/2063		5,165	3,659
Peru (Republic of) 2.392% 1/23/2026		2,730	2,518
Peru (Republic of) 1.862% 12/1/2032		42,915	31,408
Peru (Republic of) 2.78% 12/1/2060		50,070	29,372
Philippines (Republic of) 1.648% 6/10/2031		12,449	9,980
Philippines (Republic of) 6.375% 10/23/2034		22,310	24,776
Philippines (Republic of) 2.65% 12/10/2045		7,151	4,838
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025		20,000	19,705
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025[4]		4,910	4,838
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028		17,050	17,276
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028[4]		2,950	2,989
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[4]		1,360	1,298
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[4]		3,850	3,234
Qatar (State of) 3.375% 3/14/2024[4]		24,780	24,309
Qatar (State of) 4.00% 3/14/2029[4]		10,000	9,846
Qatar (State of) 4.817% 3/14/2049[4]		10,000	9,754
Quebec (Province of) 2.75% 4/12/2027		23,200	21,758
Saskatchewan (Province of) 3.25% 6/8/2027		19,319	18,419
Swedish Export Credit Corp. 3.625% 9/3/2024		36,618	35,925
United Mexican States 2.659% 5/24/2031		23,299	18,850
United Mexican States 4.875% 5/19/2033		22,655	20,841
United Mexican States 3.771% 5/24/2061		13,292	8,444
			814,106

42	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.36%
California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	USD	7,980	$5,394
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052		11,515	7,814
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		5,955	5,353
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		8,260	7,234
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 6/1/2031		1,700	1,676
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		4,705	3,785
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		5,365	4,289
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038		26,640	20,702
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		8,945	6,722
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042		9,180	6,818
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046		10,885	10,085
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		5,000	4,588
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		5,400	4,661
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		6,450	5,143
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041		2,690	1,869
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051		11,320	7,765
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031		80	80
			103,978

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 11/15/2044		70	70

Florida 0.05%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,950	10,977
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		44,105	38,433
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		56,145	46,034
			95,444

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		960	783
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		1,260	985
			1,768

Illinois 0.16%
G.O. Bonds, Series 2019-A, 4.20% 4/1/2024		11,890	11,763
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025		6,750	6,654
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023		9,730	9,736
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		231,670	222,591
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		48,850	46,805
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		6,210	6,301
			303,850

American Balanced Fund	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040	USD	6,555	$4,789
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122		10,670	7,891
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052		6,660	5,212
			17,892

New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 5.26% 3/1/2028[5]		5,000	5,000

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		17,250	15,388
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		19,440	16,536
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 12/15/2025		1,032	1,024
			32,948

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		51,840	43,765

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 5/1/2034		110	109
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044		60	60
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		800	799
			968

Texas 0.00%
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2046		6,695	5,009

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		95,285	84,689

Total municipals			695,381

Federal agency bonds & notes 0.04%
Fannie Mae 0.375% 8/25/2025		16,060	14,467
Fannie Mae 0.75% 10/8/2027		11,330	9,757
Fannie Mae 0.875% 8/5/2030		17,097	13,615
Federal Farm Credit Banks 1.75% 2/14/2025		13,983	13,263
Federal Home Loan Bank 5.50% 7/15/2036		600	657
Private Export Funding Corp. 3.55% 1/15/2024		25,667	25,291
			77,050

Total bonds, notes & other debt instruments (cost: $59,572,629,000)			55,442,137

Short-term securities 7.89%		Shares
Money market investments 7.80%
Capital Group Central Cash Fund 4.31%[3,13]		149,707,383	14,969,241

44	American Balanced Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.31%[3,13,14]	607,067	$60,701
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%[13,14]	26,100,000	26,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%[13,14]	22,600,000	22,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.22%[13,14]	16,409,265	16,409
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03%[13,14]	15,600,000	15,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.17%[13,14]	13,900,000	13,900
Fidelity Investments Money Market Government Portfolio, Class I 4.06%[13,14]	10,400,000	10,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.11%[13,14]	8,600,000	8,600
		174,310

Total short-term securities (cost: $15,141,240,000)		15,143,551
Total investment securities 103.40% (cost: $162,215,748,000)		198,420,382
Other assets less liabilities (3.40)%		(6,516,170)

Net assets 100.00%		$191,904,212

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2022 (000)
30 Day Federal Funds Futures	Short	10,368	February 2023	USD	(4,133,275)	$128,924
3 Month SOFR Futures	Long	13	March 2023		3,104	(39)
90 Day Eurodollar Futures	Long	44,488	September 2023		10,557,558	(468,167)
90 Day Eurodollar Futures	Short	37,493	December 2023		(8,924,271)	356,756
90 Day Eurodollar Futures	Short	9,943	December 2024		(2,396,263)	60,164
2 Year U.S. Treasury Note Futures	Short	17,640	March 2023		(3,617,578)	12,832
5 Year U.S. Treasury Note Futures	Long	87,818	March 2023		9,478,170	(12,165)
10 Year U.S. Treasury Note Futures	Long	31,504	March 2023		3,537,801	(20,353)
10 Year Ultra U.S. Treasury Note Futures	Short	35,889	March 2023		(4,244,996)	68,194
20 Year U.S. Treasury Bond Futures	Long	6,133	March 2023		768,733	(9,793)
30 Year Ultra U.S. Treasury Bond Futures	Short	511	March 2023		(68,634)	2,127
						$118,480

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	(depreciation)
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD1,341,000	$(69,778)	$—	$(69,778)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(39,990)	—	(39,990)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	1,049,800	(4,676)	—	(4,676)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	1,049,800	(7,251)	—	(7,251)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	1,074,700	(7,842)	—	(7,842)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	1,071,000	(8,131)	—	(8,131)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	29,465	—	29,465
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(3,176)	—	(3,176)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	15,614	—	15,614
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	2,753	—	2,753
						$(93,012)	$—	$(93,012)

American Balanced Fund	45

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 12/31/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD4,478,124	$(35,807)	$(20,270)	$(15,537)

Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2022 (000)	Dividend income (000)
Common stocks 0.22%
Consumer discretionary 0.00%
Toll Brothers, Inc.[15]	$572,297	$—	$464,830	$208,944	$(316,411)	$—	$1,344
Materials 0.22%
Royal Gold, Inc.	434,997	76,708	144,700	17,709	22,205	406,919	5,246
Real estate 0.00%
Embassy Office Parks REIT[15]	209,044	15,864	220,091	(7,447)	2,630	—	10,985
Iron Mountain, Inc. REIT[16]	948,511	—	289,079	75,102	(141,769)	—	19,878
						—
Total common stocks						406,919
Investment funds 4.53%
Capital Group Central Corporate Bond Fund	11,633,296	698,611	1,556,798	(235,931)	(1,842,620)	8,696,558	300,936
Short-term securities 7.83%
Money market investments 7.80%
Capital Group Central Cash Fund 4.31%[13]	14,510,086	34,359,405	33,899,112	(1,457)	319	14,969,241	328,718
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.31%[13,14]	114,102		53,40117			60,701	—	[18]
Total short-term securities						15,029,942
Total 12.58%				$56,920	$(2,275,646)	$24,133,419	$667,107

Restricted securities12

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,11]	12/6/2022	$24,980	$24,980	.02%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,11]	12/6/2022	4,064	4,064	.00
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.039% 4/16/2031[5,6]	10/28/2022	3,411	3,454	.00
Total		$32,455	$32,498	.02%

46	American Balanced Fund

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $251,532,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,736,622,000, which represented 5.07% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Step bond; coupon rate may change at a later date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $323,440,000, which represented .17% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Value determined using significant unobservable inputs.
[12]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,498,000, which represented .02% of the net assets of the fund.
[13]	Rate represents the seven-day yield at 12/31/2022.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Affiliated issuer during the reporting period but no longer held at 12/31/2022.
[16]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2022. Refer to the investment portfolio for the security value at 12/31/2022.
[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Balanced Fund	47

Financial statements

Statement of assets and liabilities at December 31, 2022
(dollars in thousands)

Assets:
Investment securities, at value (includes $251,532 of investment securities on loan):
Unaffiliated issuers (cost: $136,292,581)	$174,286,963
Affiliated issuers (cost: $25,923,167)	24,133,419	$198,420,382
Cash		1,215
Receivables for:
Sales of investments	8,446,983
Sales of fund’s shares	182,930
Dividends and interest	627,791
Securities lending income	70
Variation margin on futures contracts	10,719
Variation margin on centrally cleared swap contracts	1,962
Other	742	9,271,197
		207,692,794
Liabilities:
Collateral for securities on loan		174,310
Payables for:
Purchases of investments	15,231,568
Repurchases of fund’s shares	254,551
Investment advisory services	35,562
Services provided by related parties	42,585
Trustees’ deferred compensation	4,490
Variation margin on futures contracts	16,231
Variation margin on centrally cleared swap contracts	6,895
Other	22,390	15,614,272
Net assets at December 31, 2022		$191,904,212

Net assets consist of:
Capital paid in on shares of beneficial interest		$156,252,698
Total distributable earnings		35,651,514
Net assets at December 31, 2022		$191,904,212

Refer to the notes to financial statements.

48	American Balanced Fund

Financial statements (continued)

Statement of assets and liabilities at December 31, 2022 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (6,676,448 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$90,861,292	3,159,034		$28.76
Class C	8,825,396	309,161		28.55
Class T	11	—	*	28.76
Class F-1	4,007,797	139,474		28.73
Class F-2	22,375,653	778,645		28.74
Class F-3	9,501,037	330,517		28.75
Class 529-A	4,977,258	173,406		28.70
Class 529-C	285,589	9,936		28.74
Class 529-E	167,104	5,825		28.69
Class 529-T	15	—	*	28.76
Class 529-F-1	11	—	*	28.67
Class 529-F-2	400,447	13,924		28.76
Class 529-F-3	888	31		28.75
Class R-1	168,309	5,902		28.52
Class R-2	1,069,724	37,474		28.55
Class R-2E	126,087	4,405		28.63
Class R-3	2,359,039	82,509		28.59
Class R-4	4,143,900	144,340		28.71
Class R-5E	671,815	23,381		28.73
Class R-5	996,752	34,611		28.80
Class R-6	40,966,088	1,423,873		28.77

*Amount less than one thousand.

Refer to the notes to financial statements.

American Balanced Fund	49

Financial statements (continued)

Statement of operations for the year ended December 31, 2022
(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $59,598; also includes $667,107 from affiliates)	$3,628,786
Interest from unaffiliated issuers	1,799,461
Securities lending income (net of fees)	1,692	$5,429,939
Fees and expenses*:
Investment advisory services	432,553
Distribution services	398,011
Transfer agent services	116,791
Administrative services	60,472
529 plan services	3,598
Reports to shareholders	3,151
Registration statement and prospectus	4,452
Trustees’ compensation	538
Auditing and legal	448
Custodian	1,524
Other	267	1,021,805
Net investment income		4,408,134

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $3,466):
Unaffiliated issuers	(3,115,253)
Affiliated issuers	56,920
Futures contracts	316,941
Swap contracts	98,784
Currency transactions	(3,379)	(2,645,987)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $14,155):
Unaffiliated issuers	(26,830,346)
Affiliated issuers	(2,275,646)
Futures contracts	189,963
Swap contracts	(71,646)
Currency translations	(549)	(28,988,224)
Net realized loss and unrealized depreciation		(31,634,211)
Net decrease in net assets resulting from operations		$(27,226,077)

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

50	American Balanced Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2022	2021
Operations:
Net investment income	$4,408,134	$3,173,745
Net realized (loss) gain	(2,645,987)	8,257,211
Net unrealized (depreciation) appreciation	(28,988,224)	18,456,427
Net (decrease) increase in net assets resulting from operations	(27,226,077)	29,887,383

Distributions paid to shareholders	(4,557,897)	(9,362,239)

Net capital share transactions	(979,233)	20,967,236

Total (decrease) increase in net assets	(32,763,207)	41,492,380

Net assets:
Beginning of year	224,667,419	183,175,039
End of year	$191,904,212	$224,667,419

Refer to the notes to financial statements.

American Balanced Fund	51

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

52	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with

American Balanced Fund	53

U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The tables on the following page present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

54	American Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$21,014,796	$1,174,245	$—	$22,189,041
Information technology	20,492,798	376,295	—	20,869,093
Consumer discretionary	12,685,860	765,878	—	13,451,738
Financials	12,221,415	442,614	—	12,664,029
Consumer staples	9,260,146	1,972,571	—	11,232,717
Industrials	10,369,333	255,386	—	10,624,719
Energy	10,189,338	—	—	10,189,338
Communication services	7,184,811	—	—	7,184,811
Materials	3,848,848	627,936	—	4,476,784
Real estate	3,654,996	—	—	3,654,996
Utilities	2,295,723	88,007	—	2,383,730
Preferred securities	—	5,952	—	5,952
Convertible stocks	211,188	—	—	211,188
Investment funds	8,696,558	—	—	8,696,558
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	21,434,417	—	21,434,417
U.S. Treasury bonds & notes	—	14,558,381	—	14,558,381
Corporate bonds, notes & loans	—	12,991,212	—	12,991,212
Asset-backed obligations	—	4,780,022	91,568	4,871,590
Bonds & notes of governments & government agencies outside the U.S.	—	814,106	—	814,106
Municipals	—	695,381	—	695,381
Federal agency bonds & notes	—	77,050	—	77,050
Short-term securities	15,143,551	—	—	15,143,551
Total	$137,269,361	$61,059,453	$91,568	$198,420,382

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$628,997	$—	$—	$628,997
Unrealized appreciation on centrally cleared interest rate swaps	—	47,832	—	47,832
Liabilities:
Unrealized depreciation on futures contracts	(510,517)	—	—	(510,517)
Unrealized depreciation on centrally cleared interest rate swaps	—	(140,844)	—	(140,844)
Unrealized depreciation on centrally cleared credit default swaps	—	(15,537)	—	(15,537)
Total	$118,480	$(108,549)	$—	$9,931

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Balanced Fund	55

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

56	American Balanced Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

American Balanced Fund	57

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2022, the total value of securities on loan was $251,532,000, and the total value of collateral received was $262,872,000. Collateral received includes cash of $174,310,000 and U.S. government securities of $88,562,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $78,477,855,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

58	American Balanced Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $29,758,860,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,857,454,000.

American Balanced Fund	59

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$628,997	Unrealized depreciation*	$510,517
Swap (centrally cleared)	Interest	Unrealized appreciation*	47,832	Unrealized depreciation*	140,844
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	15,537
			$676,829		$666,898

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$316,941	Net unrealized appreciation on futures contracts	$189,963
Swap	Interest	Net realized gain on swap contracts	51,681	Net unrealized depreciation on swap contracts	(59,995)
Swap	Credit	Net realized gain on swap contracts	47,103	Net unrealized depreciation on swap contracts	(11,651)
			$415,725		$118,317

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2022, the fund recognized $3,030,000 in reclaims (net of $718,000 in

60	American Balanced Fund

fees and the effect of realized gain or loss from currency translations) and $263,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2022, the fund reclassified $292,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,241,051
Capital loss carryforward*	(2,740,502)
Gross unrealized appreciation on investments	45,365,438
Gross unrealized depreciation on investments	(9,161,373)
Net unrealized appreciation on investments	36,204,065
Cost of investments	162,246,518

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2022						Year ended December 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,534,834		$563,404		$2,098,238		$1,204,975		$3,173,847		$4,378,822
Class C	82,906		58,334		141,240		53,473		347,645		401,118
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	67,186		25,958		93,144		58,438		154,429		212,867
Class F-2	427,534		140,382		567,916		332,670		769,370		1,102,040
Class F-3	189,276		57,986		247,262		144,892		314,375		459,267
Class 529-A	83,139		31,487		114,626		66,644		179,581		246,225
Class 529-C	2,488		1,936		4,424		1,672		11,975		13,647
Class 529-E	2,405		1,082		3,487		1,945		6,386		8,331
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	7,556		2,425		9,981		5,576		13,096		18,672
Class 529-F-3	17		5		22		14		30		44
Class R-1	1,516		1,020		2,536		816		5,487		6,303
Class R-2	9,503		6,829		16,332		5,993		40,414		46,407
Class R-2E	1,497		811		2,308		1,093		4,731		5,824
Class R-3	32,264		15,193		47,457		26,323		91,137		117,460
Class R-4	70,832		27,438		98,270		66,339		166,328		232,667
Class R-5E	11,965		4,012		15,977		9,263		21,602		30,865
Class R-5	20,691		6,749		27,440		22,683		45,964		68,647
Class R-6	817,370		249,867		1,067,237		624,740		1,388,292		2,013,032
Total	$3,362,979		$1,194,918		$4,557,897		$2,627,549		$6,734,690		$9,362,239

†	Amount less than one thousand.

American Balanced Fund	61

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.200% on such assets in excess of $186 billion. On December 6, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2022, decreasing the annual rate to 0.199% on daily net assets in excess of $233 billion. For the year ended December 31, 2022, the investment advisory services fees were $432,553,000, which were equivalent to an annualized rate of 0.215% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2022, unreimbursed expenses subject to reimbursement totaled $25,333,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by

62	American Balanced Fund

Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2022, the 529 plan services fees were $3,598,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the year ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$237,972	$60,540		$28,557		Not applicable
Class C	97,562	6,209		2,927		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	10,748	5,455		1,313		Not applicable
Class F-2	Not applicable	26,023		7,068		Not applicable
Class F-3	Not applicable	96		2,931		Not applicable
Class 529-A	12,325	2,996		1,581		$3,065
Class 529-C	3,237	187		97		188
Class 529-E	904	51		54		105
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	156		123		239
Class 529-F-3	Not applicable	—	*	—	*	1
Class R-1	1,696	137		51		Not applicable
Class R-2	8,560	3,931		342		Not applicable
Class R-2E	819	284		41		Not applicable
Class R-3	12,741	3,900		765		Not applicable
Class R-4	11,447	4,774		1,374		Not applicable
Class R-5E	Not applicable	1,040		200		Not applicable
Class R-5	Not applicable	593		338		Not applicable
Class R-6	Not applicable	419		12,710		Not applicable
Total class-specific expenses	$398,011	$116,791		$60,472		$3,598

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $538,000 in the fund’s statement of operations reflects $1,037,000 in current fees (either paid in cash or deferred) and a net decrease of $499,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

American Balanced Fund	63

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,026,348,000 and $978,163,000, respectively, which generated $177,148,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$8,801,744	290,903	$2,068,339		70,750		$(10,816,395)	(363,078)	$53,688	(1,425)
Class C	1,087,840	36,123	140,196		4,855		(2,228,175)	(74,994)	(1,000,139)	(34,016)
Class T	—	—	—		—		—	—	—	—
Class F-1	372,743	12,282	92,402		3,164		(804,668)	(26,931)	(339,523)	(11,485)
Class F-2	5,303,604	176,224	548,685		18,774		(5,630,806)	(190,034)	221,483	4,964
Class F-3	2,286,077	76,013	245,307		8,387		(2,104,017)	(70,615)	427,367	13,785
Class 529-A	562,369	18,654	114,588		3,929		(798,311)	(26,666)	(121,354)	(4,083)
Class 529-C	67,239	2,234	4,421		152		(123,649)	(4,109)	(51,989)	(1,723)
Class 529-E	21,087	696	3,483		120		(35,887)	(1,197)	(11,317)	(381)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	80,060	2,672	9,980		340		(69,906)	(2,349)	20,134	663
Class 529-F-3	—	—	22		1		—	—	22	1
Class R-1	39,343	1,316	2,532		88		(26,202)	(898)	15,673	506
Class R-2	193,579	6,476	16,317		565		(285,917)	(9,527)	(76,021)	(2,486)
Class R-2E	33,706	1,100	2,308		80		(44,409)	(1,468)	(8,395)	(288)
Class R-3	410,524	13,670	47,406		1,634		(638,677)	(21,350)	(180,747)	(6,046)
Class R-4	506,443	16,740	98,247		3,368		(1,134,538)	(37,935)	(529,848)	(17,827)
Class R-5E	204,646	6,746	15,971		547		(128,127)	(4,300)	92,490	2,993
Class R-5	147,226	4,876	27,324		933		(328,306)	(10,997)	(153,756)	(5,188)
Class R-6	4,330,032	144,195	1,066,576		36,431		(4,733,609)	(158,855)	662,999	21,771
Total net increase (decrease)	$24,448,262	810,920	$4,504,104		154,118		$(29,931,599)	(1,005,303)	$(979,233)	(40,265)

Refer to the end of the table for footnotes.

64	American Balanced Fund

	Sales*				Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$13,336,111		413,108		$4,324,949	132,460		$(9,734,844)	(301,387)	$7,926,216	244,181
Class C	1,937,165		60,473		398,332	12,275		(2,293,519)	(71,532)	41,978	1,216
Class T	—		—		—	—		—	—	—	—
Class F-1	539,558		16,796		211,176	6,476		(1,706,162)	(53,566)	(955,428)	(30,294)
Class F-2	6,348,295		196,693		1,066,509	32,695		(3,727,975)	(115,774)	3,686,829	113,614
Class F-3	2,977,343		92,647		455,479	13,960		(1,350,313)	(41,739)	2,082,509	64,868
Class 529-A	777,468		24,114		246,161	7,554		(823,247)	(25,482)	200,382	6,186
Class 529-C	90,482		2,806		13,641	418		(161,575)	(4,997)	(57,452)	(1,773)
Class 529-E	26,122		810		8,327	256		(43,191)	(1,336)	(8,742)	(270)
Class 529-T	—		—		1	—	†	—	—	1	— †
Class 529-F-1	—		—		1	—	†	—	—	1	— †
Class 529-F-2	115,130		3,543		18,666	572		(63,628)	(1,965)	70,168	2,150
Class 529-F-3	—	†	—	†	44	1		(70)	(2)	(26)	(1)
Class R-1	28,996		908		6,286	194		(29,716)	(934)	5,566	168
Class R-2	262,250		8,206		46,378	1,429		(310,562)	(9,735)	(1,934)	(100)
Class R-2E	36,328		1,135		5,825	179		(36,732)	(1,153)	5,421	161
Class R-3	481,979		15,088		117,329	3,613		(865,711)	(27,039)	(266,403)	(8,338)
Class R-4	786,390		24,582		232,631	7,146		(2,958,394)	(90,738)	(1,939,373)	(59,010)
Class R-5E	173,861		5,401		30,863	946		(171,746)	(5,267)	32,978	1,080
Class R-5	234,427		7,290		68,433	2,095		(756,604)	(23,257)	(453,744)	(13,872)
Class R-6	12,572,100		388,500		2,011,851	61,589		(3,985,662)	(123,451)	10,598,289	326,638
Total net increase (decrease)	$40,724,005		1,262,100		$9,262,882	283,858		$(29,019,651)	(899,354)	$20,967,236	646,604

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $255,231,704,000 and $247,220,598,000, respectively, during the year ended December 31, 2022.

American Balanced Fund	65

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
12/31/2022	$33.47	$.64	$(4.68)	$(4.04)	$(.49)	$(.18)	$(.67)	$28.76	(12.11)%	$90,861		.56%		2.13%
12/31/2021	30.20	.49	4.22	4.71	(.40)	(1.04)	(1.44)	33.47	15.77	105,787		.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40)	(.91)	(1.31)	30.20	10.85	88,070		.58		1.68
12/31/2019	24.90	.54	4.21	4.75	(.55)	(.60)	(1.15)	28.50	19.20	77,537		.58		1.98
12/31/2018	27.15	.53	(1.24)	(.71)	(.52)	(1.02)	(1.54)	24.90	(2.71)	62,648		.57		1.94
Class C:
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.55	(12.75)	8,825		1.31		1.37
12/31/2021	29.99	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.22	14.88	11,401		1.31		.75
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05	10,254		1.32		.95
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
12/31/2018	26.98	.31	(1.22)	(.91)	(.31)	(1.02)	(1.33)	24.74	(3.45)	8,611		1.36		1.15
Class T:
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56)	(.18)	(.74)	28.76	(11.91)[4]	—	[5]	.31	[4]	2.38	[4]
12/31/2021	30.20	.56	4.24	4.80	(.48)	(1.04)	(1.52)	33.48	16.08 [4]	—	[5]	.32	[4]	1.74	[4]
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15 [4]	—	[5]	.33	[4]	1.94	[4]
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48 [4]	—	[5]	.33	[4]	2.22	[4]
12/31/2018	27.15	.59	(1.24)	(.65)	(.58)	(1.02)	(1.60)	24.90	(2.49)[4]	—	[5]	.35	[4]	2.16	[4]
Class F-1:
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47)	(.18)	(.65)	28.73	(12.18)	4,008		.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.44	15.71	5,048		.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82	5,468		.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
12/31/2018	27.13	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.88	(2.78)	4,599		.64		1.86
Class F-2:
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55)	(.18)	(.73)	28.74	(11.91)	22,376		.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47)	(1.04)	(1.51)	33.44	16.01	25,875		.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07	19,917		.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
12/31/2018	27.13	.58	(1.24)	(.66)	(.57)	(1.02)	(1.59)	24.88	(2.52)	11,332		.38		2.14
Class F-3:
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58)	(.18)	(.76)	28.75	(11.81)	9,501		.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.45	16.13	10,596		.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19	7,602		.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
12/31/2018	27.14	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.89	(2.43)	3,401		.29		2.24
Class 529-A:
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47)	(.18)	(.65)	28.70	(12.13)	4,977		.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39)	(1.04)	(1.43)	33.40	15.72	5,929		.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79	5,163		.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92
12/31/2018	27.11	.50	(1.23)	(.73)	(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86

Refer to the end of the table for footnotes.

66	American Balanced Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
12/31/2022	$33.44	$.39	$(4.67)	$(4.28)	$(.24)	$(.18)	$(.42)	$28.74	(12.82)%	$286		1.36%		1.31%
12/31/2021	30.17	.23	4.22	4.45	(.14)	(1.04)	(1.18)	33.44	14.86	390		1.35		.70
12/31/2020	28.46	.27	2.52	2.79	(.17)	(.91)	(1.08)	30.17	9.98	405		1.36		.97
12/31/2019	24.86	.32	4.20	4.52	(.32)	(.60)	(.92)	28.46	18.27	755		1.38		1.17
12/31/2018	27.11	.30	(1.24)	(.94)	(.29)	(1.02)	(1.31)	24.86	(3.53)	723		1.40		1.10
Class 529-E:
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40)	(.18)	(.58)	28.69	(12.35)	167		.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31)	(1.04)	(1.35)	33.39	15.46	207		.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58	195		.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86	186		.86		1.69
12/31/2018	27.09	.44	(1.23)	(.79)	(.44)	(1.02)	(1.46)	24.84	(3.02)	165		.88		1.63
Class 529-T:
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)[4]	—	[5]	.35	[4]	2.35	[4]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.97 [4]	—	[5]	.38	[4]	1.69	[4]
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10 [4]	—	[5]	.37	[4]	1.89	[4]
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41 [4]	—	[5]	.39	[4]	2.16	[4]
12/31/2018	27.15	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.90	(2.55)[4]	—	[5]	.41	[4]	2.09	[4]
Class 529-F-1:
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52)	(.18)	(.70)	28.67	(12.01)[4]	—	[5]	.43	[4]	2.27	[4]
12/31/2021	30.11	.53	4.21	4.74	(.44)	(1.04)	(1.48)	33.37	15.93 [4]	—	[5]	.43	[4]	1.63	[4]
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07 [4]	—	[5]	.38	[4]	1.88	[4]
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38	286		.40		2.16
12/31/2018	27.09	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.84	(2.56)	201		.41		2.10
Class 529-F-2:
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)	400		.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.99	444		.36		1.70
12/31/2020[6,7]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67 [8]	336		.06	[8]	.32	[8]
Class 529-F-3:
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.75	(11.89)	1		.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48)	(1.04)	(1.52)	33.46	16.06	1		.31		1.75
12/31/2020[6,7]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66 [8]	1		.05	[8]	.35	[8]
Class R-1:
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.52	(12.76)	168		1.33		1.38
12/31/2021	29.96	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.19	14.89	179		1.32		.74
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03	157		1.33		.93
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26	126		1.36		1.20
12/31/2018	26.97	.30	(1.23)	(.93)	(.30)	(1.02)	(1.32)	24.72	(3.48)	110		1.37		1.13

Refer to the end of the table for footnotes.

American Balanced Fund	67

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
Class R-2:
12/31/2022	$33.22	$.40	$(4.64)	$(4.24)	$(.25)	$(.18)	$(.43)	$28.55	(12.78)%	$1,070	1.34%	1.34%
12/31/2021	29.99	.23	4.19	4.42	(.15)	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19)	(.91)	(1.10)	29.99	10.03	1,201	1.34	.93
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220	1.36	1.20
12/31/2018	26.98	.31	(1.24)	(.93)	(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111	1.37	1.13
Class R-2E:
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33)	(.18)	(.51)	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24)	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05	1.21
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119	1.07	1.49
12/31/2018	27.05	.39	(1.23)	(.84)	(.39)	(1.02)	(1.41)	24.80	(3.20)	75	1.08	1.44
Class R-3:
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38)	(.18)	(.56)	28.59	(12.40)	2,359	.90	1.78
12/31/2021	30.03	.37	4.21	4.58	(.29)	(1.04)	(1.33)	33.28	15.36	2,947	.90	1.16
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910	.90	1.36
12/31/2019	24.77	.44	4.18	4.62	(.45)	(.60)	(1.05)	28.34	18.77	3,021	.92	1.64
12/31/2018	27.01	.43	(1.23)	(.80)	(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992	.93	1.57
Class R-4:
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47)	(.18)	(.65)	28.71	(12.14)	4,144	.60	2.08
12/31/2021	30.14	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.41	15.72	5,418	.60	1.43
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666	.60	1.66
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398	.62	1.94
12/31/2018	27.10	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667	.63	1.87
Class R-5E:
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53)	(.18)	(.71)	28.73	(11.98)	672	.41	2.30
12/31/2021	30.17	.54	4.22	4.76	(.45)	(1.04)	(1.49)	33.44	15.97	682	.40	1.67
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583	.40	1.86
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460	.42	2.13
12/31/2018	27.12	.60	(1.27)	(.67)	(.55)	(1.02)	(1.57)	24.88	(2.58)	168	.40	2.19
Class R-5:
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.80	(11.86)	997	.30	2.38
12/31/2021	30.23	.57	4.23	4.80	(.48)	(1.04)	(1.52)	33.51	16.08	1,334	.30	1.75
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623	.30	1.96
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646	.32	2.24
12/31/2018	27.18	.59	(1.23)	(.64)	(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809	.33	2.17
Class R-6:
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58)	(.18)	(.76)	28.77	(11.83)	40,966	.25	2.44
12/31/2021	30.21	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.48	16.12	46,946	.25	1.82
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488	.26	2.00
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27	2.29
12/31/2018	27.16	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28	2.23

Refer to the end of the table for footnotes.

68	American Balanced Fund

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[9,10]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	52%	53%[11]	65%	67%	72%
Including mortgage dollar roll transactions	157%	158%[11]	176%	104%	105%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[8]	Not annualized.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
[11]	Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

American Balanced Fund	69

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 9, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

70	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	71

Expense example (continued)

	Beginning account value 7/1/2022	Ending account value 12/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,016.41	$2.90	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,012.81	6.70	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,017.67	1.63	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,015.78	3.15	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,017.40	1.88	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,017.98	1.27	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class 529-A – actual return	1,000.00	1,016.24	3.05	.60
Class 529-A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-C – actual return	1,000.00	1,012.34	6.95	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class 529-E – actual return	1,000.00	1,015.08	4.27	.84
Class 529-E – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 529-T – actual return	1,000.00	1,017.50	1.78	.35
Class 529-T – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-F-1 – actual return	1,000.00	1,017.04	2.19	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-2 – actual return	1,000.00	1,017.50	1.78	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-F-3 – actual return	1,000.00	1,017.66	1.58	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-1 – actual return	1,000.00	1,012.46	6.75	1.33
Class R-1 – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class R-2 – actual return	1,000.00	1,012.70	6.80	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2E – actual return	1,000.00	1,014.05	5.38	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Class R-3 – actual return	1,000.00	1,014.49	4.57	.90
Class R-3 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-4 – actual return	1,000.00	1,016.25	3.05	.60
Class R-4 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5E – actual return	1,000.00	1,017.27	2.03	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,017.71	1.53	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,017.97	1.27	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

72	American Balanced Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2022:

Long-term capital gains	$1,193,539,000
Qualified dividend income	$2,777,743,000
Section 199A dividends	$84,260,000
Section 163(j) interest dividends	$1,194,867,000
Corporate dividends received deduction	$2,168,180,000
U.S. government income that may be exempt from state taxation	$891,267,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

American Balanced Fund	73

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2022 . They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

74	American Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Balanced Fund	75

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

76	American Balanced Fund

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Gina F. Adams, 1958	2022	Senior Vice President, Government and Regulatory Affairs, FedEx Corporation (transportation/logistics company)	5	None
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC; former Assistant Secretary of Commerce, U.S. Department of Commerce	5	Edison International/Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	22	Edison International/Southern California Edison; Transocean Ltd. (offshore drilling contractor)
Nariman Farvardin, 1956	2022	President, Stevens Institute of Technology	91	None
Linda Griego, 1947	2012	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955 Chair of the Board (Independent and Non-Executive)	2008	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	23	Biogen Inc.
Sharon I. Meers, 1965	2021	Co-Founder and COO, Midi Health, Inc. (a women’s telehealth company); former Senior Director, Head of Strategic Partnerships, eBay Enterprise	7	None
Josette Sheeran, 1954	2019	President and Director, Canoo Inc.; Trustee and former Executive Chair, The McCain Institute; former Professor of Practice, Arizona State University; President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	8	None
Margaret Spellings, 1957	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None

Interested trustee5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Hilda L. Applbaum, 1961 Senior Vice President	1999	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Refer to page 78 for footnotes.

American Balanced Fund	77

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Paul Benjamin, 1979 Co-President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[7]
Jeffrey T. Lager, 1968 Co-President	2002	Partner — Capital International Investors, Capital Research and Management Company
Donald H. Rolfe, 1972 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[7]; Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2010	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.[7]
Mark L. Casey, 1970 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company
Anne-Marie Peterson, 1972 Senior Vice President	2020	Partner — Capital World Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President, Capital Group Private Client Services, Inc.[7]
Ritchie Tuazon, 1978 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Alan J. Wilson, 1961 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Richmond Wolf, 1970 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Lovelyn Sims, 1989 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

78	American Balanced Fund

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American Balanced Fund	83

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Sharon I. Meers, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AMBAL

Registrant:

a) Audit Fees:
Audit	2021	118,000
	2022	119,000

b) Audit-Related Fees:
	2021	31,000
	2022	36,000

c) Tax Fees:
	2021	13,000
	2022	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,427,000
	2022	2,394,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,472,000 for fiscal year 2021 and $2,836,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: February 28, 2023

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 28, 2023